United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04984

AMERICAN BEACON FUNDS

(Exact name of Registrant as specified in charter)

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Address of principal executive offices) (Zip code)

Gene L. Needles, Jr., PRESIDENT

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: October 31, 2018

Date of reporting period: January 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

American Beacon Balanced FundSM

Schedule of Investments

January 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 65.79%
Consumer Discretionary - 7.60%
Auto Components - 1.40%
Adient PLC	7,832	$507,514
Goodyear Tire & Rubber Co.	67,808	2,361,074
Magna International, Inc.	37,927	2,167,528

		5,036,116

Automobiles - 1.43%
General Motors Co.	107,332	4,551,950
Harley-Davidson, Inc.A	12,041	583,507

		5,135,457

Hotels, Restaurants & Leisure - 0.28%
Carnival Corp.	6,242	446,990
Norwegian Cruise Line Holdings Ltd.B	9,065	550,608

		997,598

Household Durables - 0.22%
DR Horton, Inc.	16,111	790,244

Media - 1.78%
CBS Corp., Class B, NVDR	16,352	942,039
Cinemark Holdings, Inc.	21,400	787,520
Comcast Corp., Class A	29,560	1,257,187
Discovery Communications, Inc., Class AA B	56,000	1,403,920
Discovery Communications, Inc., Class CB	34,499	823,146
Interpublic Group of Cos, Inc.	8,700	190,443
Omnicom Group, Inc.	4,186	320,857
Walt Disney Co.	6,000	652,020

		6,377,132

Multiline Retail - 0.69%
Dollar General Corp.	24,089	2,484,058

Specialty Retail - 1.60%
Advance Auto Parts, Inc.	10,400	1,216,696
Bed Bath & Beyond, Inc.	51,224	1,182,250
Dick’s Sporting Goods, Inc.	20,600	648,076
Lowe’s Cos, Inc.	25,726	2,694,284

		5,741,306

Textiles, Apparel & Luxury Goods - 0.20%
Hanesbrands, Inc.A	33,500	727,620

Total Consumer Discretionary		27,289,531

Consumer Staples - 3.32%
Beverages - 0.65%
Molson Coors Brewing Co., Class B	15,400	1,293,908
PepsiCo, Inc.	8,800	1,058,640

		2,352,548

Food & Staples Retailing - 0.73%
CVS Health Corp.	33,404	2,628,561

Food Products - 0.29%
Kellogg Co.	6,092	414,926
Mondelez International, Inc., Class A	14,000	621,600

		1,036,526

Personal Products - 0.35%
Unilever PLC, ADR	22,000	1,242,340

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

January 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 65.79% (continued)
Consumer Staples - 3.32% (continued)
Tobacco - 1.30%
Altria Group, Inc.	23,720	$1,668,465
Imperial Brands PLC, Sponsored ADR	29,807	1,251,000
Philip Morris International, Inc.	16,233	1,740,664

		4,660,129

Total Consumer Staples		11,920,104

Energy - 10.75%
Energy Equipment & Services - 1.37%
Helmerich & Payne, Inc.A	23,100	1,663,893
National Oilwell Varco, Inc.	26,100	957,348
Oceaneering International, Inc.	23,155	478,845
Schlumberger Ltd.	24,900	1,832,142

		4,932,228

Oil, Gas & Consumable Fuels - 9.38%
Anadarko Petroleum Corp.	19,597	1,176,800
Andeavor	7,800	843,648
Apache Corp.	49,814	2,235,154
BP PLC, Sponsored ADR	150,533	6,441,307
Canadian Natural Resources Ltd.	98,765	3,372,825
Chevron Corp.	16,981	2,128,568
ConocoPhillips	82,135	4,830,359
Devon Energy Corp.	42,507	1,758,515
Hess Corp.	37,232	1,880,588
Kinder Morgan, Inc.	55,200	992,496
Kosmos Energy Ltd.B	59,669	412,313
Marathon Oil Corp.	138,431	2,518,060
Murphy Oil Corp.	36,775	1,180,478
Phillips 66	25,279	2,588,570
Royal Dutch Shell PLC, Class A, Sponsored ADRA	18,435	1,294,874

		33,654,555

Total Energy		38,586,783

Financials - 17.90%
Banks - 9.59%
Bank of America Corp.	266,172	8,517,504
BNP Paribas S.A., ADRA	24,600	1,020,605
CIT Group, Inc.	6,650	337,089
Citigroup, Inc.	123,073	9,658,769
Citizens Financial Group, Inc.	27,068	1,242,421
JPMorgan Chase & Co.	59,714	6,907,118
PNC Financial Services Group, Inc.	8,403	1,327,842
Wells Fargo & Co.	82,413	5,421,127

		34,432,475

Capital Markets - 2.43%
Bank of New York Mellon Corp.	7,415	420,431
Blackstone Group LP, MLP	65,030	2,376,847
Goldman Sachs Group, Inc.	3,897	1,043,967
KKR & Co. LP	150,484	3,623,655
Morgan Stanley	7,337	414,907
State Street Corp.	7,606	837,953

		8,717,760

Consumer Finance - 2.43%
Ally Financial, Inc.	21,100	628,147
Capital One Financial Corp.	18,029	1,874,295

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

January 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 65.79% (continued)
Financials - 17.90% (continued)
Consumer Finance - 2.43% (continued)
Discover Financial Services	15,500	$1,236,900
Navient Corp.	43,430	618,877
OneMain Holdings, Inc.B	29,365	960,529
Santander Consumer USA Holdings, Inc.	64,679	1,115,713
SLM Corp.B	128,056	1,464,961
Synchrony Financial	20,806	825,582

		8,725,004

Diversified Financial Services - 0.66%
Berkshire Hathaway, Inc., Class BB	11,042	2,367,184

Insurance - 2.59%
American International Group, Inc.	96,921	6,195,190
Travelers Cos, Inc.	8,357	1,252,882
XL Group Ltd.	49,737	1,832,311

		9,280,383

Thrifts & Mortgage Finance - 0.20%
Radian Group, Inc.	33,061	729,656

Total Financials		64,252,462

Health Care - 6.82%
Biotechnology - 0.99%
AbbVie, Inc.	6,285	705,303
Biogen, Inc.B	2,072	720,662
Celgene Corp.B	6,286	635,892
Gilead Sciences, Inc.	11,020	923,476
Shire PLC, ADR	4,100	574,164

		3,559,497

Health Care Equipment & Supplies - 1.55%
Koninklijke Philips N.V.	36,793	1,499,683
Medtronic PLC	34,726	2,982,616
Zimmer Biomet Holdings, Inc.	8,632	1,097,300

		5,579,599

Health Care Providers & Services - 0.98%
Anthem, Inc.	14,133	3,502,864

Pharmaceuticals - 3.30%
GlaxoSmithKline PLC, Sponsored ADRA	33,143	1,243,194
Horizon Pharma PLCB	49,912	726,220
Jazz Pharmaceuticals PLCB	3,293	479,922
Johnson & Johnson	9,586	1,324,689
Mallinckrodt PLCB	17,712	319,879
Merck & Co., Inc.	31,931	1,891,912
Mylan N.V.B	21,744	931,730
Pfizer, Inc.	76,663	2,839,597
Sanofi, ADR	47,671	2,094,187

		11,851,330

Total Health Care		24,493,290

Industrials - 6.90%
Aerospace & Defense - 1.18%
Embraer S.A., Sponsored ADR	12,924	326,331
General Dynamics Corp.	3,411	758,879
Raytheon Co.	8,254	1,724,591
Rockwell Collins, Inc.	4,464	618,219

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

January 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 65.79% (continued)
Industrials - 6.90% (continued)
Aerospace & Defense - 1.18% (continued)
United Technologies Corp.	5,847	$806,945

		4,234,965

Airlines - 1.27%
American Airlines Group, Inc.	27,561	1,497,113
Delta Air Lines, Inc.	29,445	1,671,593
United Continental Holdings, Inc.B	20,400	1,383,528

		4,552,234

Building Products - 0.97%
Johnson Controls International PLC	88,729	3,471,965

Construction & Engineering - 0.22%
AECOMB	19,881	777,546

Electrical Equipment - 0.39%
Eaton Corp. PLC	16,706	1,402,803

Industrial Conglomerates - 0.95%
General Electric Co.	118,400	1,914,528
Honeywell International, Inc.	9,367	1,495,629

		3,410,157

Machinery - 1.05%
CNH Industrial N.V.A	115,580	1,699,026
Cummins, Inc.	8,872	1,667,936
PACCAR, Inc.	5,539	412,988

		3,779,950

Trading Companies & Distributors - 0.55%
AerCap Holdings N.V.B	36,391	1,968,753

Transportation Infrastructure - 0.32%
Macquarie Infrastructure Corp.	17,500	1,161,125

Total Industrials		24,759,498

Information Technology - 7.52%
Communications Equipment - 1.30%
Cisco Systems, Inc.	60,171	2,499,503
Telefonaktiebolaget LM Ericsson, Sponsored ADRA	334,020	2,151,089

		4,650,592

Electronic Equipment, Instruments & Components - 0.64%
Corning, Inc.	59,495	1,857,434
TE Connectivity Ltd.	4,158	426,320

		2,283,754

IT Services - 0.44%
First Data Corp., Class AB	66,000	1,168,200
Teradata Corp.B	10,218	413,829

		1,582,029

Semiconductors & Semiconductor Equipment - 1.04%
Micron Technology, Inc.B	38,135	1,667,262
QUALCOMM, Inc.	27,484	1,875,783
Versum Materials, Inc.	5,644	207,699

		3,750,744

Software - 2.85%
Microsoft Corp.	55,455	5,268,780

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

January 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 65.79% (continued)
Information Technology - 7.52% (continued)
Software - 2.85% (continued)
Oracle Corp.	95,865	$4,945,675

		10,214,455

Technology Hardware, Storage & Peripherals - 1.25%
Hewlett Packard Enterprise Co.	274,608	4,503,571

Total Information Technology		26,985,145

Materials - 2.68%
Chemicals - 1.74%
Air Products & Chemicals, Inc.	14,132	2,379,405
DowDuPont, Inc.	39,911	3,016,474
Eastman Chemical Co.	8,485	841,542

		6,237,421

Containers & Packaging - 0.62%
Crown Holdings, Inc.B	20,135	1,168,837
International Paper Co.	16,625	1,045,047

		2,213,884

Metals & Mining - 0.32%
Reliance Steel & Aluminum Co.	13,187	1,155,049

Total Materials		9,606,354

Telecommunication Services - 1.43%
Diversified Telecommunication Services - 0.90%
AT&T, Inc.	55,340	2,072,483
Verizon Communications, Inc.	21,638	1,169,967

		3,242,450

Wireless Telecommunication Services - 0.53%
Vodafone Group PLC, Sponsored ADR	58,332	1,879,457

Total Telecommunication Services		5,121,907

Utilities - 0.87%
Electric Utilities - 0.67%
Entergy Corp.	14,813	1,165,635
PPL Corp.	26,347	839,679
Southern Co.	8,943	403,418

		2,408,732

Multi-Utilities - 0.20%
CenterPoint Energy, Inc.	25,682	723,719

Total Utilities		3,132,451

Total Common Stocks (Cost $166,586,359)		236,147,525

	Principal Amount
CORPORATE OBLIGATIONS - 10.44%
Basic Materials - 0.19%
Dow Chemical Co.,
4.125%, Due 11/15/2021	$145,000	150,911
3.500%, Due 10/1/2024	299,000	302,920
EI du Pont de Nemours & Co., 2.200%, Due 5/1/2020	70,000	69,583
Nucor Corp.,
4.125%, Due 9/15/2022	77,000	80,522

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

January 31, 2018 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 10.44% (continued)
Basic Materials - 0.19% (continued)
Nucor Corp. (continued)
4.000%, Due 8/1/2023	$80,000	$83,161

		687,097

Communications - 0.92%
Amazon.com, Inc., 3.875%, Due 8/22/2037C	70,000	72,094
AT&T, Inc.,
4.450%, Due 4/1/2024	80,000	83,366
3.400%, Due 5/15/2025	169,000	164,436
4.500%, Due 5/15/2035	106,000	104,405
6.350%, Due 3/15/2040	60,000	70,529
CBS Corp., 3.375%, Due 3/1/2022	337,000	341,203
Charter Communications Operating LLC / Charter Communications Operating Capital, 3.750%, Due 2/15/2028	130,000	122,729
Comcast Corp.,
5.875%, Due 2/15/2018	200,000	200,273
3.150%, Due 3/1/2026	84,000	82,661
6.550%, Due 7/1/2039	217,000	294,067
eBay, Inc., 2.150%, Due 6/5/2020	95,000	93,943
NBCUniversal Enterprise, Inc., 2.095%, Due 4/1/2021, (3 mo. USD LIBOR + 0.400%)C D	735,000	741,152
Time Warner, Inc.,
4.875%, Due 3/15/2020	217,000	226,820
4.750%, Due 3/29/2021	157,000	165,574
Verizon Communications, Inc.,
4.600%, Due 4/1/2021	173,000	182,919
4.125%, Due 3/16/2027	180,000	185,014
Walt Disney Co., 1.800%, Due 6/5/2020	190,000	187,508

		3,318,693

Consumer, Cyclical - 1.42%
American Honda Finance Corp.,
1.700%, Due 2/22/2019	140,000	139,320
3.875%, Due 9/21/2020C	250,000	257,850
Costco Wholesale Corp., 2.150%, Due 5/18/2021	265,000	261,561
CVS Health Corp., 2.125%, Due 6/1/2021	110,000	106,785
Daimler Finance North America LLC,
2.250%, Due 9/3/2019C	169,000	168,249
2.450%, Due 5/18/2020C	313,000	311,351
Delphi Corp., 4.150%, Due 3/15/2024	155,000	160,107
Ford Motor Credit Co. LLC,
2.489%, Due 6/15/2018, (3 mo. USD LIBOR + 0.900%)D	472,000	473,016
2.704%, Due 1/9/2020, (3 mo. USD LIBOR + 1.000%)D	222,000	224,383
5.875%, Due 8/2/2021	200,000	216,658
3.810%, Due 1/9/2024	95,000	95,543
General Motors Financial Co., Inc.,
2.650%, Due 4/13/2020, (3 mo. USD LIBOR + 0.930%)D	805,000	812,897
3.150%, Due 6/30/2022	90,000	88,863
Home Depot, Inc.,
2.700%, Due 4/1/2023	72,000	71,323
3.350%, Due 9/15/2025	65,000	65,829
McDonald’s Corp., 3.700%, Due 1/30/2026	183,000	187,147
Nissan Motor Acceptance Corp., 2.350%, Due 3/4/2019C	289,000	288,890
PACCAR Financial Corp.,
1.300%, Due 5/10/2019	58,000	57,291
2.200%, Due 9/15/2019	92,000	91,833
Toyota Motor Credit Corp., 2.125%, Due 7/18/2019	320,000	319,166

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

January 31, 2018 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 10.44% (continued)
Consumer, Cyclical - 1.42% (continued)
Volkswagen Group of America Finance LLC, 2.450%, Due 11/20/2019C	$313,000	$311,873
Wal-Mart Stores, Inc., 7.550%, Due 2/15/2030	169,000	241,810
Walgreens Boots Alliance, Inc., 3.800%, Due 11/18/2024	145,000	146,985

		5,098,730

Consumer, Non-Cyclical - 1.21%
Abbott Laboratories,
2.350%, Due 11/22/2019	90,000	89,749
4.900%, Due 11/30/2046	90,000	102,666
AbbVie, Inc.,
3.600%, Due 5/14/2025	85,000	85,786
4.300%, Due 5/14/2036	87,000	91,524
Altria Group, Inc., 4.750%, Due 5/5/2021	145,000	153,973
Amgen, Inc., 4.400%, Due 5/1/2045	95,000	100,005
Anheuser-Busch InBev Finance, Inc.,
1.900%, Due 2/1/2019	1,060,000	1,056,163
2.650%, Due 2/1/2021	170,000	169,456
3.650%, Due 2/1/2026	170,000	172,046
Anthem, Inc., 2.500%, Due 11/21/2020	90,000	89,502
Baxalta, Inc., 4.000%, Due 6/23/2025	67,000	68,091
Bayer US Finance LLC, 2.375%, Due 10/8/2019C	300,000	298,087
Becton Dickinson and Co., 3.125%, Due 11/8/2021	94,000	93,566
Celgene Corp., 5.250%, Due 8/15/2043	70,000	78,772
General Mills, Inc., 2.200%, Due 10/21/2019	289,000	287,719
Genzyme Corp., 5.000%, Due 6/15/2020	39,000	41,122
Humana, Inc., 3.150%, Due 12/1/2022	145,000	144,231
Kaiser Foundation Hospitals, 4.150%, Due 5/1/2047	45,000	47,820
Kraft Heinz Foods Co.,
3.500%, Due 7/15/2022	65,000	65,661
5.000%, Due 7/15/2035	65,000	70,537
Medtronic, Inc., 3.500%, Due 3/15/2025	313,000	318,620
Molson Coors Brewing Co., 3.000%, Due 7/15/2026	135,000	128,616
Philip Morris International, Inc., 2.625%, Due 3/6/2023	85,000	83,169
Reynolds American, Inc., 5.850%, Due 8/15/2045	65,000	79,181
UnitedHealth Group, Inc.,
1.625%, Due 3/15/2019	120,000	118,994
3.950%, Due 10/15/2042	80,000	81,397
Zimmer Biomet Holdings, Inc., 3.550%, Due 4/1/2025	135,000	132,858
Zoetis, Inc., 3.000%, Due 9/12/2027	95,000	91,035

		4,340,346

Energy - 0.29%
Buckeye Partners LP, 4.875%, Due 2/1/2021	80,000	83,358
Chevron Corp., 1.790%, Due 11/16/2018	100,000	99,885
Columbia Pipeline Group, Inc., 4.500%, Due 6/1/2025	101,000	106,564
Enterprise Products Operating LLC, 6.125%, Due 10/15/2039	65,000	80,609
EOG Resources, Inc., 4.150%, Due 1/15/2026	70,000	73,575
Marathon Petroleum Corp., 3.625%, Due 9/15/2024	80,000	80,853
MPLX LP,
4.875%, Due 12/1/2024	87,000	92,570
5.200%, Due 3/1/2047	46,000	50,696
Phillips 66, 4.300%, Due 4/1/2022	82,000	86,152
Phillips 66 Partners LP,
3.550%, Due 10/1/2026	53,000	51,656
3.750%, Due 3/1/2028	70,000	69,241
Spectra Energy Partners LP, 3.375%, Due 10/15/2026	63,000	61,388
Sunoco Logistics Partners Operations LP, 4.250%, Due 4/1/2024	48,000	48,735

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

January 31, 2018 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 10.44% (continued)
Energy - 0.29% (continued)
TC PipeLines LP, 3.900%, Due 5/25/2027	$55,000	$54,435

		1,039,717

Financial - 3.83%
American Campus Communities Operating Partnership LP, 3.625%, Due 11/15/2027	85,000	82,809
American Express Co., 4.050%, Due 12/3/2042	110,000	113,206
American Express Credit Corp., 2.125%, Due 3/18/2019	180,000	179,601
American International Group, Inc., 4.875%, Due 6/1/2022	289,000	309,019
Bank of America Corp.,
3.124%, Due 1/20/2023, (3 mo. USD LIBOR + 1.160%)D	265,000	265,550
4.125%, Due 1/22/2024	193,000	201,911
6.110%, Due 1/29/2037	176,000	220,591
5.000%, Due 1/21/2044	245,000	288,119
Bank of New York Mellon Corp.,
2.200%, Due 3/4/2019	176,000	176,083
3.250%, Due 5/16/2027	175,000	172,362
BB&T Corp., 2.750%, Due 4/1/2022	205,000	203,803
Boston Properties LP, 3.650%, Due 2/1/2026	175,000	175,130
Capital One Financial Corp., 2.450%, Due 4/24/2019	135,000	134,933
Cboe Global Markets, Inc., 3.650%, Due 1/12/2027	125,000	126,347
Chubb INA Holdings, Inc., 3.350%, Due 5/3/2026	70,000	70,027
Citigroup, Inc.,
2.450%, Due 4/27/2018, (3 mo. USD LIBOR + 0.690%)D	1,012,000	1,013,204
3.700%, Due 1/12/2026	178,000	180,149
3.887%, Due 1/10/2028, (3 mo. USD LIBOR + 1.563%)D	175,000	178,693
5.875%, Due 1/30/2042	145,000	188,366
Crown Castle International Corp., 3.400%, Due 2/15/2021	84,000	85,129
Digital Realty Trust LP, 3.700%, Due 8/15/2027	95,000	94,110
ERP Operating LP, 3.000%, Due 4/15/2023	77,000	77,170
Goldman Sachs Group, Inc.,
5.750%, Due 1/24/2022	385,000	422,080
2.556%, Due 2/23/2023E	1,040,000	1,043,858
2.908%, Due 6/5/2023, (3 mo. USD LIBOR + 1.053%)D	225,000	220,766
3.500%, Due 1/23/2025	95,000	94,864
3.272%, Due 9/29/2025E	85,000	83,290
Intercontinental Exchange, Inc., 2.750%, Due 12/1/2020	92,000	92,405
JPMorgan Chase & Co.,
3.625%, Due 5/13/2024	434,000	442,900
3.782%, Due 2/1/2028, (3 mo. USD LIBOR + 1.337%)D	160,000	162,912
3.882%, Due 7/24/2038, (3 mo. USD LIBOR + 1.360%)D	140,000	141,260
5.500%, Due 10/15/2040	313,000	389,259
JPMorgan Chase Bank NA, 2.092%, Due 9/21/2018, (3 mo. USD LIBOR + 0.450%)D	217,000	217,427
KeyCorp, 5.100%, Due 3/24/2021	60,000	64,164
Liberty Mutual Group, Inc., 4.250%, Due 6/15/2023C	113,000	117,315
Mastercard, Inc., 3.375%, Due 4/1/2024	120,000	122,029
MetLife, Inc.,
6.375%, Due 6/15/2034	169,000	221,517
4.721%, Due 12/15/2044	193,000	213,397
Metropolitan Life Global Funding I, 1.833%, Due 9/19/2019C E	355,000	355,776
Morgan Stanley,
7.300%, Due 5/13/2019	361,000	382,561
5.625%, Due 9/23/2019	169,000	177,079
3.700%, Due 10/23/2024	235,000	238,711
3.591%, Due 7/22/2028, (3 mo. USD LIBOR + 1.340%)D	145,000	143,435
National Rural Utilities Cooperative Finance Corp.,
1.650%, Due 2/8/2019	92,000	91,454
2.950%, Due 2/7/2024	90,000	89,285
PNC Financial Services Group, Inc., 3.300%, Due 3/8/2022	160,000	162,488

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

January 31, 2018 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 10.44% (continued)
Financial - 3.83% (continued)
Prudential Financial, Inc., 4.600%, Due 5/15/2044	$313,000	$343,693
Public Storage, 2.370%, Due 9/15/2022	125,000	121,598
Raymond James Financial, Inc., 3.625%, Due 9/15/2026	125,000	124,016
Simon Property Group LP,
2.200%, Due 2/1/2019	240,000	240,032
3.375%, Due 10/1/2024	313,000	314,873
State Street Corp., 3.550%, Due 8/18/2025	135,000	137,713
SunTrust Bank, 2.450%, Due 8/1/2022	140,000	136,746
Travelers Companies, Inc., 4.000%, Due 5/30/2047	90,000	93,473
US Bancorp, 1.950%, Due 11/15/2018	255,000	254,776
Ventas Realty LP, 5.700%, Due 9/30/2043	65,000	77,845
Visa, Inc.,
2.800%, Due 12/14/2022	95,000	94,679
3.150%, Due 12/14/2025	130,000	129,739
Wells Fargo & Co.,
2.150%, Due 1/30/2020, Series N	70,000	69,470
2.550%, Due 12/7/2020	110,000	109,504
2.778%, Due 7/26/2021, (3 mo. USD LIBOR + 1.025%)D	1,087,000	1,112,933
3.000%, Due 10/23/2026	65,000	62,874
4.750%, Due 12/7/2046	90,000	99,934

		13,750,442

Industrial - 0.88%
BAE Systems Holdings, Inc., 3.800%, Due 10/7/2024C	313,000	319,945
Burlington Northern Santa Fe LLC,
3.650%, Due 9/1/2025	65,000	67,168
5.750%, Due 5/1/2040	202,000	258,154
Caterpillar Financial Services Corp., 1.350%, Due 5/18/2019	125,000	123,496
CSX Corp., 5.500%, Due 4/15/2041	157,000	189,635
Eaton Corp.,
5.600%, Due 5/15/2018	77,000	77,801
2.750%, Due 11/2/2022	75,000	74,230
General Electric Co.,
5.625%, Due 5/1/2018	181,000	182,676
6.000%, Due 8/7/2019	169,000	177,570
5.500%, Due 1/8/2020	120,000	126,367
Hexcel Corp., 3.950%, Due 2/15/2027	95,000	94,846
John Deere Capital Corp.,
1.950%, Due 6/22/2020	150,000	148,199
2.350%, Due 1/8/2021	90,000	89,422
Martin Marietta Materials, Inc., 4.250%, Due 12/15/2047	95,000	92,397
Norfolk Southern Corp., 5.750%, Due 4/1/2018	205,000	206,270
Northrop Grumman Corp.,
5.050%, Due 8/1/2019	72,000	74,807
3.850%, Due 4/15/2045	155,000	152,540
Stanley Black & Decker, Inc., 2.451%, Due 11/17/2018	185,000	185,431
Union Pacific Corp., 4.100%, Due 9/15/2067	90,000	92,745
United Technologies Corp.,
1.900%, Due 5/4/2020	135,000	133,136
6.125%, Due 7/15/2038	217,000	282,372

		3,149,207

Technology - 0.91%
Analog Devices, Inc., 3.900%, Due 12/15/2025	95,000	97,003
Apple, Inc.,
2.400%, Due 5/3/2023	220,000	214,031
4.650%, Due 2/23/2046	294,000	334,351
Autodesk, Inc., 3.500%, Due 6/15/2027	95,000	92,133

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

January 31, 2018 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 10.44% (continued)
Technology - 0.91% (continued)
Broadcom Corp. / Broadcom Cayman Finance Ltd., 2.375%, Due 1/15/2020C	$41,000	$40,575
Broadridge Financial Solutions, Inc., 3.400%, Due 6/27/2026	90,000	87,770
Dell International LLC / EMC Corp.,
3.480%, Due 6/1/2019C	110,000	110,972
4.420%, Due 6/15/2021C	100,000	103,700
Hewlett Packard Enterprise Co., 6.350%, Due 10/15/2045	1,178,000	1,246,474
HP, Inc., 4.050%, Due 9/15/2022	145,000	149,950
Intel Corp., 3.300%, Due 10/1/2021	116,000	118,724
Maxim Integrated Products, Inc., 3.450%, Due 6/15/2027	95,000	93,213
Microsoft Corp., 4.450%, Due 11/3/2045	135,000	152,940
Oracle Corp.,
2.500%, Due 5/15/2022	115,000	113,753
4.300%, Due 7/8/2034	157,000	170,112
QUALCOMM, Inc., 3.000%, Due 5/20/2022	65,000	64,567
Xilinx, Inc., 2.950%, Due 6/1/2024	90,000	88,072

		3,278,340

Utilities - 0.79%
Atmos Energy Corp., 3.000%, Due 6/15/2027	95,000	92,882
Berkshire Hathaway Energy Co., 6.125%, Due 4/1/2036	287,000	376,649
Consolidated Edison Co. of New York, Inc.,
5.500%, Due 12/1/2039, Series 09-C	169,000	210,442
4.625%, Due 12/1/2054	55,000	61,748
Delmarva Power & Light Co., 3.500%, Due 11/15/2023	106,000	108,332
Dominion Energy, Inc., 2.579%, Due 7/1/2020	90,000	89,329
Duke Energy Corp., 3.550%, Due 9/15/2021	180,000	184,261
Duke Energy Progress LLC, 4.150%, Due 12/1/2044	125,000	133,182
Edison International, 2.950%, Due 3/15/2023	82,000	80,677
Georgia Power Co., 1.950%, Due 12/1/2018	75,000	74,833
MidAmerican Energy Co., 3.100%, Due 5/1/2027	125,000	122,710
National Fuel Gas Co., 3.950%, Due 9/15/2027	125,000	121,557
NiSource, Inc.,
3.490%, Due 5/15/2027	70,000	69,735
3.950%, Due 3/30/2048	95,000	94,599
Southern Co.,
2.150%, Due 9/1/2019	92,000	91,395
2.750%, Due 6/15/2020	241,000	241,315
Southern Power Co.,
4.150%, Due 12/1/2025	84,000	87,577
4.950%, Due 12/15/2046, Series F	87,000	94,259
Southwestern Electric Power Co., 3.550%, Due 2/15/2022	289,000	293,900
Union Electric Co., 6.700%, Due 2/1/2019	96,000	100,135
WEC Energy Group, Inc., 3.550%, Due 6/15/2025	94,000	94,947

		2,824,464

Total Corporate Obligations (Cost $36,336,410)		37,487,036

FOREIGN CORPORATE OBLIGATIONS - 1.63%
Basic Materials - 0.08%
LYB International Finance II B.V., 3.500%, Due 3/2/2027	145,000	143,447
Potash Corp. of Saskatchewan, Inc., 4.000%, Due 12/15/2026	94,000	96,186
Rio Tinto Finance USA Ltd., 3.750%, Due 6/15/2025	65,000	67,005

		306,638

Communications - 0.48%
Alibaba Group Holding Ltd., 3.600%, Due 11/28/2024	313,000	316,766
America Movil S.A.B. de C.V., 6.375%, Due 3/1/2035	169,000	208,611

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

January 31, 2018 (Unaudited)

	Principal Amount	Fair Value
FOREIGN CORPORATE OBLIGATIONS - 1.63% (continued)
Communications - 0.48% (continued)
Deutsche Telekom International Finance B.V., 4.875%, Due 3/6/2042C	$150,000	$167,160
Rogers Communications, Inc., 3.625%, Due 12/15/2025	115,000	115,853
TELUS Corp., 2.800%, Due 2/16/2027	99,000	92,115
Thomson Reuters Corp.,
4.300%, Due 11/23/2023	145,000	152,275
3.850%, Due 9/29/2024	193,000	196,321
Vodafone Group PLC, 6.150%, Due 2/27/2037	393,000	486,221

		1,735,322

Consumer, Non-Cyclical - 0.06%
Sanofi, 4.000%, Due 3/29/2021	105,000	109,217
Shire Acquisitions Investments Ireland DAC, 2.875%, Due 9/23/2023	105,000	101,827

		211,044

Energy - 0.25%
Canadian Natural Resources Ltd.,
3.900%, Due 2/1/2025	90,000	91,492
6.250%, Due 3/15/2038	176,000	221,528
Husky Energy, Inc., 3.950%, Due 4/15/2022	135,000	138,569
Shell International Finance B.V., 1.625%, Due 11/10/2018	185,000	184,344
TransCanada PipeLines Ltd.,
3.750%, Due 10/16/2023	145,000	149,492
6.100%, Due 6/1/2040	82,000	106,130

		891,555

Financial - 0.63%
ABN AMRO Bank N.V., 1.800%, Due 6/4/2018C	289,000	288,506
Bank of Montreal, 1.750%, Due 9/11/2019	160,000	158,151
HSBC Holdings PLC, 3.262%, Due 3/13/2023, (3 mo. USD LIBOR + 1.055%)D	178,000	178,438
Macquarie Bank Ltd., 2.047%, Due 4/4/2019C E	355,000	355,455
National Australia Bank Ltd., 1.956%, Due 5/22/2020, (3 mo. USD LIBOR + 0.510%)C D	470,000	472,571
Nordea Bank AB, 4.875%, Due 1/27/2020C	120,000	125,228
Royal Bank of Canada, 2.125%, Due 3/2/2020	175,000	173,544
Toronto-Dominion Bank,
2.625%, Due 9/10/2018	185,000	185,637
2.550%, Due 1/25/2021	130,000	129,490
Trinity Acquisition PLC, 4.400%, Due 3/15/2026	87,000	90,155
Westpac Banking Corp., 2.650%, Due 1/25/2021	90,000	89,734

		2,246,909

Industrial - 0.13%
Canadian National Railway Co., 5.550%, Due 5/15/2018	169,000	170,747
Ingersoll-Rand Luxembourg Finance S.A., 2.625%, Due 5/1/2020	145,000	144,304
Johnson Controls International PLC, 5.000%, Due 3/30/2020	145,000	152,231

		467,282

Total Foreign Corporate Obligations (Cost $5,624,802)		5,858,750

FOREIGN SOVEREIGN OBLIGATIONS - 0.16%
European Investment Bank, 2.375%, Due 6/15/2022	140,000	138,517
Kreditanstalt fuer Wiederaufbau, 2.125%, Due 6/15/2022	140,000	137,009
Province of Ontario Canada, 2.500%, Due 4/27/2026	170,000	162,807
Province of Quebec Canada, 2.375%, Due 1/31/2022	125,000	123,179

Total Foreign Sovereign Obligations (Cost $573,979)		561,512

ASSET-BACKED OBLIGATIONS - 0.69%
Ally Auto Receivables Trust, 1.750%, Due 12/15/2021, 2017 4 A3	285,000	281,922

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

January 31, 2018 (Unaudited)

	Principal Amount	Fair Value
ASSET-BACKED OBLIGATIONS - 0.69% (continued)
Americredit Automobile Receivables Trust, 1.530%, Due 7/8/2021, 2016 4 A3	$118,000	$117,160
AmeriCredit Automobile Receivables Trust, 1.900%, Due 3/18/2022, 2017 3 A3	185,000	183,274
BMW Vehicle Lease Trust, 2.070%, Due 10/20/2020, 2017 2 A3	180,000	179,031
Capital One Multi-Asset Execution Trust, 1.340%, Due 4/15/2022, 2016 A3 A3	318,000	314,186
Chase Issuance Trust, 1.370%, Due 6/15/2021, 2016 A2 A	265,000	261,894
Ford Credit Auto Lease Trust, 2.030%, Due 12/15/2020, 2017 B A3	170,000	168,892
Ford Credit Auto Owner Trust, 2.030%, Due 8/15/2020, 2015 A B	292,000	291,306
GM Financial Automobile Leasing Trust,
1.680%, Due 12/20/2018, 2015 2 A3	76,379	76,360
2.060%, Due 5/20/2020, 2017 1 A3	284,000	283,073
GM Financial Consumer Automobile Receivables Trust, 2.320%, Due 7/18/2022, 2018 1 A3	95,000	94,559
Nissan Auto Receivables Owner Trust, 2.120%, Due 4/18/2022, 2017 C A3	100,000	99,392
World Omni Auto Receivables Trust, 1.950%, Due 2/15/2023, 2017 B A3	135,000	133,019

Total Asset-Backed Obligations (Cost $2,503,232)		2,484,068

COMMERCIAL MORTGAGE-BACKED OBLIGATIONS - 0.64%
Ginnie Mae REMIC Trust,
1.147%, Due 12/16/2038, 2013-139 A	335,655	331,226
1.624%, Due 7/16/2039, 2013-78 AB	605,747	595,522
2.586%, Due 9/16/2039, 2014-31 AB	62,421	62,380
1.368%, Due 11/16/2041, 2013-125 AB	687,558	666,473
3.200%, Due 11/16/2044, 2011-92 B	45,587	45,562
GS Mortgage Securities Trust, 3.679%, Due 8/10/2043, 2010-C1 A1C	24,573	24,841
JP Morgan Chase Commercial Mortgage Securities Trust, 4.388%, Due 2/15/2046, 2011-C3 A3C	42,925	43,174
JPMBB Commercial Mortgage Securities Trust, 3.157%, Due 7/15/2045, 2013-C12 ASB	320,000	323,263
WFRBS Commercial Mortgage Trust, 3.660%, Due 3/15/2047, 2014-C19 A3	219,000	223,013

Total Commercial Mortgage-Backed Obligations (Cost $2,353,902)		2,315,454

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 4.79%
Federal Home Loan Mortgage Corp.,
4.500%, Due 3/1/2019	11,005	11,110
5.000%, Due 10/1/2020	9,347	9,530
3.500%, Due 8/1/2026	38,221	39,328
3.500%, Due 9/1/2028	261,729	269,327
5.000%, Due 8/1/2033	52,989	57,085
5.500%, Due 2/1/2034	51,664	56,826
4.000%, Due 1/1/2041	181,287	188,131
4.500%, Due 2/1/2041	131,426	139,273
3.500%, Due 6/1/2042	588,689	597,447
3.500%, Due 7/1/2042	163,685	166,120
3.500%, Due 11/1/2047	381,695	386,044

		1,920,221

Federal National Mortgage Association,
4.500%, Due 9/1/2018	3,619	3,650
4.000%, Due 8/1/2020	19,609	20,074
4.000%, Due 5/1/2026	162,866	168,729
4.000%, Due 6/1/2026	228,941	238,399
3.500%, Due 1/1/2028E	117,263	120,106
3.000%, Due 4/1/2032	240,754	242,101
5.000%, Due 3/1/2034E	58,092	62,888
4.500%, Due 4/1/2034	98,053	104,319
3.500%, Due 6/1/2037	328,846	336,040
5.500%, Due 6/1/2038	11,125	12,225
4.500%, Due 1/1/2040	143,753	152,741
5.000%, Due 5/1/2040	238,547	257,463
5.000%, Due 6/1/2040	175,936	189,512

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

January 31, 2018 (Unaudited)

	Principal Amount	Fair Value
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 4.79% (continued)
Federal National Mortgage Association (continued)
4.000%, Due 9/1/2040	$122,471	$127,124
4.000%, Due 1/1/2041	240,461	249,543
4.000%, Due 1/1/2041E	146,366	151,957
4.500%, Due 4/1/2041	274,342	291,021
4.500%, Due 10/1/2041	154,319	164,398
3.000%, Due 5/1/2043	399,998	394,257
3.000%, Due 6/1/2043	1,278,613	1,260,196
3.500%, Due 6/1/2043	159,076	161,306
3.500%, Due 7/1/2043	165,454	167,901
3.000%, Due 8/1/2043	812,948	801,154
4.000%, Due 7/1/2045	813,008	842,808
3.500%, Due 8/1/2045	151,793	153,356
3.500%, Due 11/1/2045	1,680,276	1,697,722
3.000%, Due 4/1/2046	196,832	193,049
3.500%, Due 5/1/2046	570,750	577,423
3.000%, Due 6/1/2046	294,579	288,916
4.000%, Due 7/1/2046	715,564	741,542
3.000%, Due 11/1/2046	377,303	370,730
3.500%, Due 11/1/2046	593,048	600,403
3.500%, Due 3/1/2047	120,324	121,830
3.500%, Due 9/1/2047	371,165	375,154
4.500%, Due 12/1/2047	153,099	161,688

		11,801,725

Government National Mortgage Association,
6.500%, Due 8/15/2027	50,085	55,422
6.500%, Due 11/15/2027	54,724	60,555
7.500%, Due 12/15/2028	49,743	56,664
5.500%, Due 7/15/2033	55,018	60,665
6.000%, Due 12/15/2033	68,710	78,843
5.500%, Due 2/20/2034	76,462	83,846
5.000%, Due 10/15/2039	114,011	123,390
3.500%, Due 9/15/2041	308,536	315,889
3.500%, Due 3/20/2045	213,426	217,990
3.000%, Due 1/20/2046	90,572	89,745
3.000%, Due 6/20/2046	305,150	302,365
3.500%, Due 8/20/2047	157,108	160,093
4.000%, Due 8/20/2047	411,721	427,909
3.500%, Due 10/20/2047	238,035	242,558
4.000%, Due 10/20/2047	336,245	349,400
4.500%, Due 10/20/2047	256,388	270,136
4.000%, Due 1/20/2048	545,000	566,805

		3,462,275

Total U.S. Agency Mortgage-Backed Obligations (Cost $17,455,515)		17,184,221

U.S. TREASURY OBLIGATIONS - 13.36%
U.S. Treasury Notes/Bonds,
1.604%, Due 7/31/2018, (3 mo. Treasury money market yield + 0.174%)D	15,910,000	15,926,303
1.600%, Due 10/31/2018, (3 mo. Treasury money market yield + 0.170%)D	1,706,000	1,708,587
1.570%, Due 1/31/2019, (3 mo. Treasury money market yield + 0.140%)D	2,496,000	2,500,557
1.500%, Due 4/30/2019, (3 mo. Treasury money market yield + 0.070%)D	3,355,000	3,359,267
1.125%, Due 5/31/2019	723,000	714,471
0.750%, Due 7/15/2019	1,151,000	1,129,464
0.875%, Due 7/31/2019	482,000	473,584
1.490%, Due 7/31/2019, (3 mo. Treasury money market yield + 0.060%)D	2,290,000	2,293,052
0.875%, Due 9/15/2019	1,205,000	1,181,700
1.250%, Due 2/29/2020	964,000	946,038
1.750%, Due 10/31/2020	964,000	950,444

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

January 31, 2018 (Unaudited)

	Principal Amount	Fair Value
U.S. TREASURY OBLIGATIONS - 13.36% (continued)
U.S. Treasury Notes/Bonds (continued)
1.250%, Due 3/31/2021	$964,000	$931,992
1.375%, Due 4/30/2021	964,000	934,703
2.000%, Due 5/31/2021	1,446,000	1,429,506
2.000%, Due 11/15/2021	1,364,000	1,343,806
2.000%, Due 2/15/2022	2,691,000	2,645,905
1.750%, Due 9/30/2022	500,000	483,301
1.625%, Due 11/15/2022	964,000	925,553
2.500%, Due 8/15/2023	964,000	960,460
2.375%, Due 8/15/2024	1,805,000	1,775,387
6.875%, Due 8/15/2025	279,000	359,420
2.000%, Due 11/15/2026	1,325,000	1,250,676
5.250%, Due 11/15/2028	217,000	268,020
4.750%, Due 2/15/2037	304,000	390,830
4.500%, Due 8/15/2039	241,000	304,244
3.125%, Due 11/15/2041	1,346,000	1,397,527
2.500%, Due 5/15/2046	1,508,000	1,379,820

		47,964,617

Total U.S. Treasury Obligations (Cost $48,297,087)		47,964,617

	Shares
SHORT-TERM INVESTMENTS - 1.75% (Cost $6,271,786)
Investment Companies - 1.75%
American Beacon U.S. Government Money Market Select Fund, Select Class, 1.25%F G	6,271,786	6,271,786

SECURITIES LENDING COLLATERAL - 2.55% (Cost $9,148,992)
Investment Companies - 2.55%
American Beacon U.S. Government Money Market Select Fund, Select Class, 1.25%F G	9,148,992	9,148,992

TOTAL INVESTMENTS - 101.80% (Cost $295,152,064)		365,423,961
LIABILITIES, NET OF OTHER ASSETS - (1.80%)		(6,462,277)

TOTAL NET ASSETS - 100.00%		$358,961,684

Percentages are stated as a percent of net assets.

A	All or a portion of this security is on loan at January 31, 2018.
B	Non-income producing security.
C	Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $4,974,764 or 1.39% of net assets. The Fund has no right to demand registration of these securities.
D	Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, LIBOR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on January 31, 2018.
E	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
F	The Fund is affiliated by having the same investment advisor.
G	7-day yield.

ADR - American Depositary Receipt.

LIBOR - London Interbank Offered Rate.

LLC - Limited Liability Company.

LP - Limited Partnership.

MLP - Master Limited Partnership.

NVDR - Non Voting Depositary Receipt.

PLC - Public Limited Company.

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

January 31, 2018 (Unaudited)

Futures Contracts Open on January 31, 2018:

Long Futures

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index Futures	38	March 2018	$5,287,379	$5,369,020	$81,641

			$5,287,379	$5,369,020	$81,641

Index Abbreviations:
S&P 500	Standard & Poor’s U.S. Equity Large-Cap Index

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of January 31, 2018, the investments were classified as described below:

Balanced Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$236,147,525	$—	$—	$236,147,525
Corporate Obligations	—	37,487,036	—	37,487,036
Foreign Corporate Obligations	—	5,858,750	—	5,858,750
Foreign Sovereign Obligations	—	561,512	—	561,512
Asset-Backed Obligations	—	2,484,068	—	2,484,068
Commercial Mortgage-Backed Obligations	—	2,315,454	—	2,315,454
U.S. Agency Mortgage-Backed Obligations	—	17,184,221	—	17,184,221
U.S. Treasury Obligations	—	47,964,617	—	47,964,617
Short-Term Investments	6,271,786	—	—	6,271,786
Securities Lending Collateral	9,148,992	—	—	9,148,992

Total Investments in Securities - Assets	$251,568,303	$113,855,658	$—	$365,423,961

Financial Derivative Instruments - Assets
Futures Contracts	$81,641	$—	$—	$81,641

Total Financial Derivative Instruments - Assets	$81,641	$—	$—	$81,641

U.S. GAAP requires all transfers between any levels to be disclosed. The end of period timing recognition has been adopted for the transfers between levels of the Fund’s assets and liabilities. During the period ended January 31, 2018, there were no transfers between levels.

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

January 31, 2018 (Unaudited)

Top Ten Holdings (% Net Assets)
U.S. Treasury Notes/Bonds, 1.604%, Due 7/31/2018		4.4
Citigroup, Inc.		2.7
Bank of America Corp.		2.4
JPMorgan Chase & Co.		1.9
BP PLC, Sponsored ADR		1.8
American International Group, Inc.		1.7
Wells Fargo & Co.		1.5
Microsoft Corp.		1.5
Oracle Corp.		1.4
ConocoPhillips		1.3
Total Fund Holdings	500

Sector Allocation (% Equities)
Financials		27.2
Energy		16.3
Consumer Discretionary		11.6
Information Technology		11.4
Industrials		10.5
Health Care		10.4
Consumer Staples		5.0
Materials		4.1
Telecommunication Services		2.2
Utilities		1.3

Sector Allocation (% Fixed Income)
U.S. Treasury Obligations		42.1
U.S. Agency Mortgage-Backed Obligations		15.1
Financial		14.0
Consumer, Cyclical		4.5
Communications		4.4
Consumer, Non-Cyclical		4.0
Industrial		3.2
Technology		2.9
Utilities		2.5
Asset-Backed Obligations		2.2
Commercial Mortgage-Backed Obligations		2.0
Energy		1.7
Basic Materials		0.9
Foreign Sovereign Obligations		0.5

See accompanying notes

American Beacon Garcia Hamilton Quality Bond FundSM

Schedule of Investments

January 31, 2018 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 34.88%
Communications - 2.33%
Walt Disney Co., 1.877%, Due 3/4/2022, (3 mo. USD LIBOR + 0.390%)A	$3,316,000	$3,350,671

Consumer, Non-Cyclical - 4.66%
Merck & Co., Inc., 1.785%, Due 2/10/2020, (3 mo. USD LIBOR + 0.375%)A	4,860,000	4,891,328
PepsiCo, Inc., 2.143%, Due 5/2/2022, (3 mo. USD LIBOR + 0.365%)A	1,800,000	1,809,220

		6,700,548

Energy - 2.92%
Chevron Corp., 1.946%, Due 11/15/2021, (3 mo. USD LIBOR + 0.530%)A	4,140,000	4,195,076

Financial - 19.51%
American Express Credit Corp., 2.150%, Due 3/18/2019, (3 mo. USD LIBOR + 0.550%)A	5,099,000	5,121,272
Goldman Sachs Group, Inc., 3.077%, Due 11/29/2023, (3 mo. USD LIBOR + 1.600%)A	4,080,000	4,269,610
JPMorgan Chase & Co., 2.971%, Due 10/24/2023, (3 mo. USD LIBOR + 1.230%)A	4,700,000	4,847,887
Morgan Stanley, 3.141%, Due 10/24/2023, (3 mo. USD LIBOR + 1.400%)A	4,935,000	5,107,725
US Bank NA, 2.240%, Due 10/28/2019, (3 mo. USD LIBOR + 0.480%)A	4,240,000	4,262,896
Wells Fargo & Co.,
2.775%, Due 7/26/2021, (3 mo. USD LIBOR + 1.025%)A	2,815,000	2,882,160
2.851%, Due 1/24/2023, (3 mo. USD LIBOR + 1.110%)A	1,542,000	1,577,296

		28,068,846

Industrial - 1.62%
General Electric Co., 2.588%, Due 3/15/2023, (3 mo. USD LIBOR + 1.000%)A	2,315,000	2,326,685

Technology - 3.84%
Apple, Inc., 1.691%, Due 5/6/2019, (3 mo. USD LIBOR + 0.300%)A	5,504,000	5,524,491

Total Corporate Obligations (Cost $49,719,232)		50,166,317

U.S. GOVERNMENT AGENCY OBLIGATIONS - 27.46%
Federal Farm Credit Banks,
1.576%, Due 5/17/2018, (1 mo. USD LIBOR + 0.020%)A	6,300,000	6,303,557
1.651%, Due 5/25/2018, (1 mo. USD LIBOR + 0.090%)A	9,945,000	9,952,837
1.679%, Due 11/13/2018, (1 mo. USD LIBOR + 0.120%)A	4,220,000	4,228,389
1.731%, Due 1/22/2019, (1 mo. USD LIBOR + 0.170%)A	3,405,000	3,414,744
Federal Home Loan Bank,
1.444%, Due 9/14/2018, (3 mo. USD LIBOR - 0.130%)A	2,630,000	2,631,521
1.542%, Due 10/26/2018, (3 mo. USD LIBOR - 0.210%)A	4,480,000	4,480,357
1.389%, Due 6/12/2019, (3 mo. USD LIBOR - 0.160%)A	8,490,000	8,493,588

Total U.S. Government Agency Obligations (Cost $39,486,841)		39,504,993

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 19.40%
Federal Home Loan Mortgage Corp.,
1.531%, Due 7/5/2019, (3 mo. USD LIBOR - 0.165%)A	11,635,000	11,634,744
4.500%, Due 12/1/2034	3,274,328	3,464,462
Federal National Mortgage Association,
1.592%, Due 3/21/2018, (3 mo. USD LIBOR - 0.050%)A	8,130,000	8,132,591
5.500%, Due 1/1/2024B	2,366,392	2,475,706
5.000%, Due 7/1/2026B	2,159,983	2,200,031

Total U.S. Agency Mortgage-Backed Obligations (Cost $28,090,969)		27,907,534

U.S. TREASURY OBLIGATIONS - 17.40%
U.S. Treasury Notes/Bonds,
0.750%, Due 3/31/2018	4,900,000	4,894,909
2.875%, Due 8/15/2045	19,665,000	19,436,087

See accompanying notes

American Beacon Garcia Hamilton Quality Bond FundSM

Schedule of Investments

January 31, 2018 (Unaudited)

	Principal Amount	Fair Value
U.S. TREASURY OBLIGATIONS - 17.40% (continued)
U.S. Treasury Notes/Bonds (continued)
2.500%, Due 5/15/2046	$765,000	$699,975

Total U.S. Treasury Obligations (Cost $24,521,969)		25,030,971

	Shares
SHORT-TERM INVESTMENTS - 0.63% (Cost $905,837)
Investment Companies - 0.63%
American Beacon U.S. Government Money Market Select Fund, Select Class, 1.25%C D	905,837	905,837

TOTAL INVESTMENTS - 99.77% (Cost $142,724,848)		143,515,652
OTHER ASSETS, NET OF LIABILITIES - 0.23%		335,528

TOTAL NET ASSETS - 100.00%		$143,851,180

Percentages are stated as a percent of net assets.

A	Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, LIBOR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on January 31, 2018.
B	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
C	The Fund is affiliated by having the same investment advisor.
D	7-day yield.

LIBOR - London Interbank Offered Rate.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of January 31, 2018, the investments were classified as described below:

Garcia Hamilton Quality Bond Fund	Level 1	Level 2	Level 3	Total
Assets
Corporate Obligations	$—	$50,166,317	$—	$50,166,317
U.S. Government Agency Obligations	—	39,504,993	—	39,504,993
U.S. Agency Mortgage-Backed Obligations	—	27,907,534	—	27,907,534
U.S. Treasury Obligations	—	25,030,971	—	25,030,971
Short-Term Investments	905,837	—	—	905,837

Total Investments in Securities - Assets	$905,837	$142,609,815	$—	$143,515,652

U.S. GAAP requires all transfers between any levels to be disclosed. The end of period timing recognition has been adopted for the transfers between levels of the Fund’s assets and liabilities. During the period ended January 31, 2018, there were no transfers between levels.

See accompanying notes

American Beacon Garcia Hamilton Quality Bond FundSM

Schedule of Investments

January 31, 2018 (Unaudited)

Top Ten Holdings (% Net Assets)
U.S. Treasury Notes/Bonds, 2.875%, Due 8/15/2045		13.5
Federal Home Loan Mortgage Corp., 1.531%, Due 7/5/2019		8.1
Federal Farm Credit Banks, 1.651%, Due 5/25/2018		6.9
Federal Home Loan Bank, 1.389%, Due 6/12/2019		5.9
Federal National Mortgage Association, 1.592%, Due 3/21/2018		5.7
Federal Farm Credit Banks, 1.576%, Due 5/17/2018		4.4
Apple, Inc., 1.691%, Due 5/6/2019		3.8
American Express Credit Corp., 2.150%, Due 3/18/2019		3.6
Morgan Stanley, 3.141%, Due 10/24/2023		3.6
U.S. Treasury Notes/Bonds, 0.750%, Due 3/31/2018		3.4
Total Fund Holdings	28

Sector Allocation (% Investments)
U.S. Government Agency Obligations		27.7
Financial		19.7
U.S. Agency Mortgage-Backed Obligations		19.6
U.S. Treasury Obligations		17.6
Consumer, Non-Cyclical		4.7
Technology		3.9
Energy		2.9
Communications		2.3
Industrial		1.6

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

January 31, 2018 (Unaudited)

	Shares	Fair Value
Australia - 1.42%
Common Stocks - 1.42%
BHP Billiton PLC	1,753,284	$38,934,207
Caltex Australia Ltd.	290,708	8,144,958

Total Common Stocks		47,079,165

Total Australia (Cost $33,913,630)		47,079,165

Belgium - 1.29%
Common Stocks - 1.29%
Anheuser-Busch InBev S.A.	164,722	18,639,092
KBC Group N.V.	100,525	9,660,045
UCB S.A.	166,830	14,540,367

Total Common Stocks		42,839,504

Total Belgium (Cost $36,813,794)		42,839,504

Canada - 4.23%
Common Stocks - 4.23%
Canadian Imperial Bank of Commerce	27,435	2,718,072
Canadian National Railway Co.	176,300	14,129,800
Canadian Pacific Railway Ltd.	116,723	21,611,785
Encana Corp.	1,704,097	21,072,614
Gildan Activewear, Inc.	437,384	14,874,612
Husky Energy, Inc.A	990,800	14,523,678
Manulife Financial Corp.	765,683	16,247,420
National Bank of Canada	403,502	20,942,738
Suncor Energy, Inc.	211,395	7,658,343
Wheaton Precious Metals Corp.	305,700	6,603,617

Total Common Stocks		140,382,679

Total Canada (Cost $114,013,871)		140,382,679

China - 1.36%
Common Stocks - 1.36%
China Merchants Port Holdings Co., Ltd.	2,409,068	6,374,784
China Mobile Ltd.	2,881,276	30,423,629
CNOOC Ltd.	4,993,635	7,775,175
Sinopharm Group Co., Ltd., Class H	114,400	505,266

Total Common Stocks		45,078,854

Total China (Cost $43,598,934)		45,078,854

Denmark - 1.68%
Common Stocks - 1.68%
AP Moller - Maersk A/S, Class B	7,934	14,161,949
Carlsberg A/S, Class B	153,388	19,697,737
Novozymes A/S, Class B	209,264	11,607,353
Orsted A/SB	171,288	10,401,006

Total Common Stocks		55,868,045

Total Denmark (Cost $48,857,934)		55,868,045

Finland - 0.51% (Cost $13,594,396)
Common Stocks - 0.51%
Sampo OYJ, Class A	292,130	16,963,194

France - 8.95%
Common Stocks - 8.95%
Air Liquide S.A.	125,062	16,854,633

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

January 31, 2018 (Unaudited)

	Shares	Fair Value
France - 8.95% (continued)
Common Stocks - 8.95% (continued)
AXA S.A.	396,247	$13,034,489
BNP Paribas S.A.	395,302	32,686,419
Capgemini SE	181,371	24,083,120
Cie de Saint-Gobain	237,229	13,788,497
Cie Generale des Etablissements Michelin	205,096	32,797,230
Credit Agricole S.A.	417,175	7,859,793
Engie S.A.	590,734	10,253,290
Safran S.A.	120,310	13,583,785
Sanofi	210,022	18,544,736
Schneider Electric SE	342,180	32,066,431
TOTAL S.A.	273,264	15,821,895
Valeo S.A.	149,111	11,755,674
Veolia Environnement S.A.	532,142	13,405,212
Vinci S.A.	267,830	28,929,610
Zodiac Aerospace	373,950	11,620,866

Total Common Stocks		297,085,680

Total France (Cost $214,119,426)		297,085,680

Germany - 9.68%
Common Stocks - 8.08%
BASF SE	256,363	30,020,868
Bayer AG	115,131	15,068,825
Deutsche Post AG	228,440	10,797,399
Fresenius Medical Care AG & Co. KGaA	49,132	5,672,983
Fresenius SE & Co. KGaA	134,009	11,726,380
HeidelbergCement AG	152,099	16,481,822
Infineon Technologies AG	423,175	12,299,445
Innogy SEB	234,560	8,940,389
LANXESS AG	212,851	18,556,695
Linde AGA	121,999	29,778,574
Merck KGaA	142,635	15,587,325
SAP SE	455,961	51,418,704
Siemens AG	133,125	20,190,764
Telefonica Deutschland Holding AG	2,551,423	12,892,614
thyssenkrupp AG	278,560	8,763,740

Total Common Stocks		268,196,527

Preferred Stocks - 1.60%
Volkswagen AGC	241,023	52,971,825

Total Germany (Cost $231,442,142)		321,168,352

Hong Kong - 1.04%
Common Stocks - 1.04%
AIA Group Ltd.	613,462	5,254,224
CK Asset Holdings Ltd.	1,171,582	11,180,175
CK Hutchison Holdings Ltd.	1,330,582	17,961,875

Total Common Stocks		34,396,274

Total Hong Kong (Cost $25,980,957)		34,396,274

Ireland - 1.31%
Common Stocks - 1.31%
Bank of Ireland Group PLCA	944,093	9,213,008
CRH PLC	343,611	12,743,318

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

January 31, 2018 (Unaudited)

	Shares	Fair Value
Ireland - 1.31% (continued)
Common Stocks - 1.31% (continued)
Ryanair Holdings PLC, Sponsored ADRA	174,583	$21,423,080

Total Common Stocks		43,379,406

Total Ireland (Cost $30,267,859)		43,379,406

Israel - 0.51% (Cost $24,515,171)
Common Stocks - 0.51%
Teva Pharmaceutical Industries Ltd., Sponsored ADR	827,634	16,892,010

Italy - 1.54%
Common Stocks - 1.54%
Eni SpA	972,797	17,495,841
UniCredit SpAA	1,531,542	33,743,762

Total Common Stocks		51,239,603

Rights - 0.00%
UniCredit SpA, Withdrawal RightsA D	1,485,166	—

Total Italy (Cost $39,169,566)		51,239,603

Japan - 15.34%
Common Stocks - 15.34%
Astellas Pharma, Inc.	1,070,800	14,124,320
Bridgestone Corp.	232,900	11,319,661
Daiwa House Industry Co., Ltd.	876,854	34,577,782
Digital Garage, Inc.E	213,800	7,109,041
Don Quijote Holdings Co., Ltd.	664,600	36,830,906
East Japan Railway Co.	249,800	24,815,251
Ezaki Glico Co., Ltd.	12,800	653,192
Hitachi Ltd.	1,293,000	10,261,566
IHI Corp.	212,400	7,101,401
Inpex Corp.	502,400	6,530,234
Isuzu Motors Ltd.	1,011,900	17,045,746
Japan Airlines Co., Ltd.	671,600	25,302,655
Kao Corp.	223,760	15,501,483
KDDI Corp.	1,697,100	42,796,705
Kirin Holdings Co., Ltd.	696,500	17,359,865
Komatsu Ltd.	280,800	10,892,993
Konica Minolta, Inc.	1,480,200	14,724,716
Mitsui Fudosan Co., Ltd.	614,300	16,079,163
Nexon Co., Ltd.A	115,500	3,835,188
Omron Corp.	145,300	9,063,781
Panasonic Corp.	631,200	9,360,747
Ryohin Keikaku Co., Ltd.	34,300	11,452,185
Seven & i Holdings Co., Ltd.	73,000	2,999,707
SoftBank Group Corp.	281,800	23,180,031
Sompo Holdings, Inc.	157,800	6,310,844
Sony Corp.	229,700	10,960,037
Sumitomo Metal Mining Co., Ltd.	343,100	16,053,447
Sumitomo Mitsui Financial Group, Inc.	733,200	32,761,286
Sumitomo Rubber Industries Ltd.	285,700	5,540,230
Suntory Beverage & Food Ltd.	215,300	10,274,920
Taiheiyo Cement Corp.	126,700	5,379,266
Takeda Pharmaceutical Co., Ltd.	429,900	25,261,597
United Arrows Ltd.	210,000	9,223,688

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

January 31, 2018 (Unaudited)

	Shares	Fair Value
Japan - 15.34% (continued)
Common Stocks - 15.34% (continued)
Yamaha Corp.	350,700	$14,439,832

Total Common Stocks		509,123,466

Total Japan (Cost $396,392,660)		509,123,466

Luxembourg - 0.99%
Common Stocks - 0.99%
SES S.A.	761,584	11,885,493
Tenaris S.A.	1,200,911	20,911,144

Total Common Stocks		32,796,637

Total Luxembourg (Cost $34,093,788)		32,796,637

Netherlands - 6.48%
Common Stocks - 6.48%
ABN AMRO Group N.V.B	259,133	8,779,916
Aegon N.V.	2,080,660	14,228,501
Akzo Nobel N.V.	397,177	37,190,732
ING Groep N.V.	967,482	19,014,632
Royal Dutch Shell PLC, Class A	1,161,183	40,599,363
Royal Dutch Shell PLC, Class B	1,530,092	54,225,609
SBM Offshore N.V.	668,578	12,475,995
Wolters Kluwer N.V.	542,393	28,707,377

Total Common Stocks		215,222,125

Total Netherlands (Cost $162,677,124)		215,222,125

Norway - 1.98%
Common Stocks - 1.98%
Statoil ASAE	750,158	17,515,915
Telenor ASA	1,487,280	34,823,910
Yara International ASA	280,558	13,483,991

Total Common Stocks		65,823,816

Total Norway (Cost $49,433,914)		65,823,816

Portugal - 0.34% (Cost $9,288,394)
Common Stocks - 0.34%
Galp Energia SGPS S.A.	600,018	11,449,915

Republic of Korea - 3.41%
Common Stocks - 3.41%
Hana Financial Group, Inc.	472,142	23,035,631
KB Financial Group, Inc., ADRA	270,917	16,978,369
Samsung Electronics Co., Ltd.	21,464	50,150,002
SK Telecom Co., Ltd.	92,736	23,056,991

Total Common Stocks		113,220,993

Total Republic of Korea (Cost $68,639,749)		113,220,993

Singapore - 1.64%
Common Stocks - 1.64%
DBS Group Holdings Ltd.	1,764,181	35,504,176
Singapore Telecommunications Ltd.	4,757,395	12,851,760

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

January 31, 2018 (Unaudited)

	Shares	Fair Value
Singapore - 1.64% (continued)
Common Stocks - 1.64% (continued)
United Overseas Bank Ltd.	294,700	$6,162,236

Total Common Stocks		54,518,172

Total Singapore (Cost $36,619,847)		54,518,172

Spain - 0.85%
Common Stocks - 0.85%
Bankia S.A.	472,622	2,394,077
CaixaBank S.A.	1,448,171	7,815,803
Red Electrica Corp. S.A.	853,427	18,086,895

Total Common Stocks		28,296,775

Total Spain (Cost $24,188,248)		28,296,775

Sweden - 1.75%
Common Stocks - 1.75%
Alfa Laval AB	407,825	10,697,779
Assa Abloy AB, Class B	1,040,720	23,046,694
Getinge AB, Class BE	483,082	6,614,874
Nordea Bank AB	1,442,135	17,796,318

Total Common Stocks		58,155,665

Total Sweden (Cost $51,402,283)		58,155,665

Switzerland - 7.58%
Common Stocks - 7.58%
ABB Ltd.	1,084,471	30,235,856
Aryzta AGE	332,802	8,964,111
Cie Financiere Richemont S.A.	203,106	19,491,193
Ferguson PLC	395,278	30,508,749
Givaudan S.A.	1,804	4,341,617
Julius Baer Group Ltd.A	224,513	15,413,785
Novartis AG	799,733	72,347,589
Roche Holding AG	146,812	36,192,333
Swiss Re AG	27,872	2,749,019
UBS Group AGA	720,258	14,625,706
Zurich Insurance Group AG	51,261	16,847,424

Total Common Stocks		251,717,382

Total Switzerland (Cost $218,891,559)		251,717,382

United Kingdom - 19.10%
Common Stocks - 19.10%
AstraZeneca PLC	370,199	25,684,757
Aviva PLC	3,443,537	25,091,910
BAE Systems PLC	1,906,726	16,081,148
Balfour Beatty PLC	2,737,620	10,980,799
Barclays PLC	18,140,321	51,497,597
BP PLC	7,395,808	52,620,182
British American Tobacco PLC	1,059,922	72,522,563
BT Group PLC	2,132,476	7,734,502
Cobham PLCA	7,493,852	13,911,986
Diageo PLC	621,114	22,333,824
GlaxoSmithKline PLC	1,744,818	32,711,312
Howden Joinery Group PLC	1,786,761	11,778,974
HSBC Holdings PLC	1,634,824	17,580,608
Informa PLC	1,656,527	16,374,756
Johnson Matthey PLC	144,790	7,113,068

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

January 31, 2018 (Unaudited)

	Shares	Fair Value
United Kingdom - 19.10% (continued)
Common Stocks - 19.10% (continued)
Kingfisher PLC	3,516,999	$17,327,824
Lloyds Banking Group PLC	15,341,238	15,140,841
Micro Focus International PLC	357,950	10,927,055
Prudential PLC	2,420,764	65,511,518
RELX PLC	546,265	12,084,067
Rolls-Royce Holdings PLCA	1,291,597	15,991,376
SSE PLC	1,049,251	19,434,161
Standard Chartered PLCA	1,953,448	22,732,443
Travis Perkins PLC	612,136	12,693,804
Unilever PLC	375,654	21,334,886
Vodafone Group PLC	11,534,193	36,782,333

Total Common Stocks		633,978,294

Total United Kingdom (Cost $573,669,702)		633,978,294

United States - 2.81%
Common Stocks - 2.81%
Aon PLC	170,599	24,254,060
Carnival PLC	276,511	19,512,419
QIAGEN N.V.A	274,583	9,184,073
Shire PLC	834,560	39,429,198
Tahoe Resources, Inc.	186,600	823,771

Total Common Stocks		93,203,521

Total United States (Cost $86,940,770)		93,203,521

SHORT-TERM INVESTMENTS - 3.57% (Cost $118,387,284)
Investment Companies - 3.57%
American Beacon U.S. Government Money Market Select Fund, Select Class, 1.25%F G	118,387,284	118,387,284

SECURITIES LENDING COLLATERAL - 0.24% (Cost $7,807,671)
Investment Companies - 0.24%
American Beacon U.S. Government Money Market Select Fund, Select Class, 1.25%F G	7,807,671	7,807,671

TOTAL INVESTMENTS - 99.60% (Cost $2,694,720,673)		3,306,074,482
OTHER ASSETS, NET OF LIABILITIES - 0.40%		13,266,540

TOTAL NET ASSETS - 100.00%		$3,319,341,022

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $28,121,311 or 0.85% of net assets. The Fund has no right to demand registration of these securities.
C	A type of Preferred Stock that has no maturity date.
D	Fair valued pursuant to procedures approved by the Board of Trustees. At period end, the value of these securities amounted to $0 or 0.00% of net assets. Value was determined using significant unobservable inputs.
E	All or a portion of this security is on loan at January 31, 2018.
F	The Fund is affiliated by having the same investment advisor.
G	7-day yield.

ADR - American Depositary Receipt.

PLC - Public Limited Company.

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

January 31, 2018 (Unaudited)

Futures Contracts Open on January 31, 2018:

Long Futures

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Amsterdam Index Futures	34	February 2018	$4,755,004	$4,734,923	$(20,081)
CAC40 Index Futures	208	February 2018	14,288,289	14,200,857	(87,432)
DAX Index Futures	32	March 2018	13,180,821	13,136,687	(44,134)
FTSE 100 Index Futures	214	March 2018	22,766,911	22,723,482	(43,429)
FTSE/MIB Index Futures	22	March 2018	3,159,536	3,219,717	60,181
Hang Seng Index Futures	22	February 2018	4,616,133	4,619,144	3,011
IBEX 35 Index Futures	33	February 2018	4,310,295	4,291,736	(18,559)
OMXS30 Index Futures	175	February 2018	3,611,997	3,542,555	(69,442)
S&P/TSX 60 Index Futures	75	March 2018	11,709,305	11,529,527	(179,778)
SPI 200 Index Futures	74	March 2018	9,003,929	8,959,763	(44,166)
TOPIX Index Futures	186	March 2018	31,279,451	31,345,060	65,609

			$122,681,671	$122,303,451	$(378,220)

Forward Foreign Currency Contracts Open on January 31, 2018:

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
SEK	250,737	USD	243,133	3/8/2018	BNP	$7,604	$—	$7,604
USD	2,122,919	CAD	2,212,283	3/8/2018	BNP	—	(89,364)	(89,364)
USD	1,426,488	CAD	1,491,664	3/8/2018	BNP	—	(65,176)	(65,176)
CAD	845,873	USD	831,886	3/8/2018	BOM	13,987	—	13,987
CAD	945,913	USD	937,624	3/8/2018	BOM	8,289	—	8,289
JPY	2,542,226	USD	2,498,685	3/8/2018	BOM	43,541	—	43,541
SEK	3,126,138	USD	2,933,307	3/8/2018	BOM	192,831	—	192,831
GBP	3,973,565	USD	3,977,330	3/8/2018	BOM	—	(3,765)	(3,765)
CAD	10,925,608	USD	10,518,796	3/8/2018	BOM	406,812	—	406,812
GBP	21,147,683	USD	19,951,652	3/8/2018	BOM	1,196,031	—	1,196,031
USD	2,468,506	GBP	2,613,028	3/8/2018	BOM	—	(144,522)	(144,522)
USD	1,761,850	CHF	1,860,320	3/8/2018	BOM	—	(98,470)	(98,470)
USD	408,317	SEK	434,489	3/8/2018	BOM	—	(26,172)	(26,172)
USD	157,368	AUD	162,386	3/8/2018	BOM	—	(5,018)	(5,018)
GBP	1,728,750	USD	1,689,320	3/8/2018	BRC	39,430	—	39,430
JPY	2,229,563	USD	2,190,111	3/8/2018	BRC	39,452	—	39,452
EUR	2,962,601	USD	2,900,891	3/8/2018	BRC	61,710	—	61,710
JPY	5,599,613	USD	5,605,068	3/8/2018	BRC	—	(5,455)	(5,455)
USD	1,200,130	CHF	1,268,938	3/8/2018	BRC	—	(68,808)	(68,808)
USD	1,135,856	CHF	1,205,384	3/8/2018	BRC	—	(69,528)	(69,528)
AUD	642,532	USD	629,312	3/8/2018	CBK	13,220	—	13,220
EUR	6,823,563	USD	6,817,431	3/8/2018	CBK	6,132	—	6,132
USD	613,957	SEK	651,606	3/8/2018	CBK	—	(37,649)	(37,649)
USD	4,002,456	GBP	4,236,574	3/8/2018	DUB	—	(234,118)	(234,118)
USD	987,500	AUD	1,032,895	3/8/2018	DUB	—	(45,395)	(45,395)
CHF	770,196	USD	745,415	3/8/2018	FBF	24,781	—	24,781
USD	380,067	SEK	402,691	3/8/2018	FBF	—	(22,624)	(22,624)
SEK	629,984	USD	625,832	3/8/2018	GSC	4,152	—	4,152
AUD	682,420	USD	677,665	3/8/2018	GSC	4,755	—	4,755
USD	2,543,588	GBP	2,706,858	3/8/2018	GSC	—	(163,270)	(163,270)
USD	1,349,504	CAD	1,396,503	3/8/2018	GSC	—	(46,999)	(46,999)

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

January 31, 2018 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
AUD	660,666	USD	646,903	3/8/2018	JPM	$13,763	$—	$13,763
HKD	964,637	USD	965,095	3/8/2018	JPM	—	(458)	(458)
CAD	2,118,749	USD	2,114,517	3/8/2018	JPM	4,232	—	4,232
EUR	2,696,814	USD	2,616,054	3/8/2018	JPM	80,760	—	80,760
AUD	7,942,417	USD	7,453,175	3/8/2018	JPM	489,242	—	489,242
USD	5,485,367	JPY	5,683,309	3/8/2018	JPM	—	(197,942)	(197,942)
USD	3,568,003	JPY	3,699,487	3/8/2018	JPM	—	(131,484)	(131,484)
USD	695,693	EUR	718,103	3/8/2018	JPM	—	(22,410)	(22,410)
EUR	3,089,516	USD	3,042,861	3/8/2018	MYC	46,655	—	46,655
USD	3,496,327	JPY	3,617,865	3/8/2018	MYC	—	(121,538)	(121,538)
USD	128,421	CHF	134,271	3/8/2018	MYC	—	(5,850)	(5,850)
SEK	197,855	USD	192,537	3/8/2018	RBC	5,318	—	5,318
SEK	286,946	USD	281,786	3/8/2018	RBC	5,160	—	5,160
CAD	843,943	USD	828,804	3/8/2018	RBC	15,139	—	15,139
CHF	1,904,485	USD	1,875,046	3/8/2018	RBC	29,439	—	29,439
USD	213,671	CAD	217,724	3/8/2018	RBC	—	(4,053)	(4,053)
GBP	1,613,142	USD	1,538,714	3/8/2018	SCB	74,428	—	74,428
CHF	10,544,274	USD	9,954,612	3/8/2018	SCB	589,662	—	589,662
USD	6,868,030	EUR	7,154,538	3/8/2018	SCB	—	(286,508)	(286,508)
GBP	1,506,969	USD	1,453,326	3/8/2018	SOG	53,643	—	53,643
JPY	24,907,375	USD	24,297,174	3/8/2018	SOG	610,201	—	610,201
EUR	34,120,478	USD	32,534,560	3/8/2018	SOG	1,585,918	—	1,585,918
USD	4,563,744	EUR	4,807,850	3/8/2018	SOG	—	(244,106)	(244,106)
USD	60,676	SEK	62,992	3/8/2018	TDB	—	(2,316)	(2,316)
CHF	811,727	USD	774,959	3/8/2018	UAG	36,768	—	36,768
USD	471,557	GBP	494,978	3/8/2018	UAG	—	(23,421)	(23,421)
AUD	1,511,475	USD	1,514,924	3/8/2018	WBC	—	(3,449)	(3,449)
JPY	6,498,362	USD	6,377,935	3/8/2018	WBC	120,427	—	120,427
USD	4,203,853	EUR	4,378,577	3/8/2018	WBC	—	(174,724)	(174,724)
USD	1,556,331	AUD	1,636,357	3/8/2018	WBC	—	(80,026)	(80,026)
USD	994,960	AUD	1,061,094	3/8/2018	WBC	—	(66,134)	(66,134)
USD	638,445	JPY	658,028	3/8/2018	WBC	—	(19,583)	(19,583)

						$5,823,482	$(2,510,335)	$3,313,147

Glossary:

Counterparty Abbreviations:
BNP	BNP Paribas, N.A.
BOM	Bank of Montreal
BRC	Barclays Bank PLC
CBK	Citibank, N.A.
DUB	Deutsche Bank AG
FBF	Credit Suisse International
GSC	Goldman Sachs Capital Markets
JPM	JPMorgan Chase Bank, N.A.
MYC	Morgan Stanley Bank N.A.
RBC	Royal Bank of Canada
SCB	Standard and Chartered Bank
SOG	Societe Generale
TDB	Toronto Dominion Bank
UAG	UBS AG
WBC	Westpac Banking Corporation

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

January 31, 2018 (Unaudited)

Currency Abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
SEK	Swedish Krona
USD	United States Dollar

Index Abbreviations:
CAC40	Euronet Paris - French Stock Market Index
DAX	Deutsche Boerse AG German Stock Index
FTSE 100	Financial Times Stock Exchange 100 Index
FTSE/MIB	Borsa Italiana - Italian Stock Market Index
Hang Seng	Hong Kong Stock Market Index
IBEX	Bolsa de Madrid - Spanish Stock Market Index
OMXS30	Stockholm Stock Exchange’s leading share index
S&P	Standard & Poor’s
SPI 200	Australian Equity Market Index Future
TOPIX	Tokyo Stock Exchange Tokyo Price Index

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of January 31, 2018, the investments were classified as described below:

International Equity Fund	Level 1	Level 2	Level 3		Total
Assets
Foreign Common Stocks
Australia	$47,079,165	$—	$—		$47,079,165
Belgium	42,839,504	—	—		42,839,504
Canada	140,382,679	—	—		140,382,679
China	45,078,854	—	—		45,078,854
Denmark	55,868,045	—	—		55,868,045
Finland	16,963,194	—	—		16,963,194
France	297,085,680	—	—		297,085,680
Germany	268,196,527	—	—		268,196,527
Hong Kong	34,396,274	—	—		34,396,274
Ireland	43,379,406	—	—		43,379,406
Israel	16,892,010	—	—		16,892,010
Italy	51,239,603	—	—		51,239,603
Japan	509,123,466	—	—		509,123,466
Luxembourg	32,796,637	—	—		32,796,637
Netherlands	215,222,125	—	—		215,222,125
Norway	65,823,816	—	—		65,823,816
Portugal	11,449,915	—	—		11,449,915
Republic of Korea	113,220,993	—	—		113,220,993
Singapore	54,518,172	—	—		54,518,172
Spain	28,296,775	—	—		28,296,775
Sweden	58,155,665	—	—		58,155,665
Switzerland	251,717,382	—	—		251,717,382
United Kingdom	633,978,294	—	—		633,978,294
Foreign Preferred Stocks
Germany	52,971,825	—	—		52,971,825
Foreign Rights
Italy	—	—	—	(1)	—
Common Stocks
United States	93,203,521	—	—		93,203,521

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

January 31, 2018 (Unaudited)

International Equity Fund	Level 1	Level 2	Level 3	Total
Short-Term Investments	118,387,284	—	—	118,387,284
Securities Lending Collateral	7,807,671	—	—	7,807,671

Total Investments in Securities - Assets	$3,306,074,482	$—	$—	$3,306,074,482

Financial Derivative Instruments - Assets
Futures Contracts	$128,801	$—	$—	$128,801
Forward Foreign Currency Contracts	—	5,823,482	—	5,823,482

Total Financial Derivative Instruments - Assets	$128,801	$5,823,482	$—	$5,952,283

Financial Derivative Instruments - Liabilities
Futures Contracts	$(507,021)	$—	$—	$(507,021)
Forward Foreign Currency Contracts	—	(2,510,335)	—	(2,510,335)

Total Financial Derivative Instruments - Liabilities	$(507,021)	$(2,510,335)	$—	$(3,017,356)

(1)	Investments held in the Fund’s portfolio with $0 fair value.

U.S. GAAP requires all transfers between any levels to be disclosed. The end of period timing recognition has been adopted for the transfers between levels of the Fund’s assets and liabilities. During the period ended January 31, 2018, there were no transfers between levels.

The following table is a reconciliation of Level 3 assets within the Fund for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the ending value of any security or instrument where a change in the level has occurred from the beginning to the end of the period:

Security Type	Balance as of 10/31/2017	Net Purchases	Net Sales	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Balance as of 1/31/2018		Change in Unrealized Appreciation (Depreciation) at Period end**
Rights	$—	$—	$—	$—	$—	$—	$—	$—	$—	(1)	$—

**	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end. This balance is included in the change in unrealized appreciation (depreciation) on the Statements of Operations.
(1)	Investments held in the Fund’s portfolio with $0 fair value.

The rights classified as Level 3 were fair valued using private valuation reports provided to the Fund’s Sub-Advisor from a pricing vendor.

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

January 31, 2018 (Unaudited)

Top Ten Holdings (% Net Assets)
British American Tobacco PLC		2.2
Novartis AG		2.2
Prudential PLC		2.0
Royal Dutch Shell PLC, Class B		1.6
Volkswagen AG		1.6
BP PLC		1.6
Barclays PLC		1.6
SAP SE		1.5
Samsung Electronics Co., Ltd.		1.5
KDDI Corp.		1.3
Total Fund Holdings	171

Sector Allocation (% Equities)
Financials		19.8
Industrials		16.1
Health Care		11.3
Consumer Discretionary		10.2
Energy		9.7
Materials		8.7
Telecommunication Services		7.1
Consumer Staples		6.6
Information Technology		6.1
Utilities		2.5
Real Estate		1.9

Country Allocation (% Equities)
United Kingdom		19.9
Japan		16.0
Germany		10.1
France		9.3
Switzerland		7.9
Netherlands		6.8
Canada		4.4
Republic of Korea		3.6
United States		2.9
Norway		2.1
Sweden		1.8
Denmark		1.8
Singapore		1.7
Italy		1.6
Australia		1.5
China		1.4
Ireland		1.4
Belgium		1.4
Hong Kong		1.1
Luxembourg		1.0
Spain		0.9
Finland		0.5
Israel		0.5
Portugal		0.4

See accompanying notes

American Beacon Large Cap Value FundSM

Schedule of Investments

January 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.82%
Consumer Discretionary - 9.62%
Auto Components - 1.81%
Adient PLC	183,698	$11,903,631
Aptiv PLC	134,750	12,785,080
Delphi Technologies PLCA	35,243	1,946,471
Goodyear Tire & Rubber Co.	1,592,509	55,451,163
Magna International, Inc.	955,741	54,620,598

		136,706,943

Automobiles - 1.60%
General Motors Co.	2,486,805	105,465,400
Harley-Davidson, Inc.B	322,972	15,651,223

		121,116,623

Hotels, Restaurants & Leisure - 0.33%
Carnival Corp.	156,400	11,199,804
Norwegian Cruise Line Holdings Ltd.A	226,900	13,781,906

		24,981,710

Household Durables - 0.29%
DR Horton, Inc.	385,100	18,889,155
Newell Brands, Inc.	130,392	3,447,564

		22,336,719

Leisure Products - 0.03%
Hasbro, Inc.	28,235	2,670,184

Media - 2.73%
CBS Corp., Class B, NVDR	397,503	22,900,148
Cinemark Holdings, Inc.	508,200	18,701,760
Comcast Corp., Class A	1,325,552	56,375,726
Discovery Communications, Inc., Class AA B	1,336,244	33,499,637
Discovery Communications, Inc., Class CA	776,500	18,527,290
Interpublic Group of Cos, Inc.	641,342	14,038,976
Omnicom Group, Inc.	334,809	25,663,110
Time Warner, Inc.	24,936	2,377,648
Walt Disney Co.	137,200	14,909,524

		206,993,819

Multiline Retail - 0.90%
Dollar General Corp.	659,600	68,017,952

Specialty Retail - 1.58%
Advance Auto Parts, Inc.	247,500	28,955,025
Bed Bath & Beyond, Inc.	1,090,206	25,161,955
Dick’s Sporting Goods, Inc.	502,100	15,796,066
Lowe’s Cos, Inc.	471,300	49,359,249

		119,272,295

Textiles, Apparel & Luxury Goods - 0.35%
Hanesbrands, Inc.B	1,059,903	23,021,093
NIKE, Inc., Class B	47,034	3,208,660

		26,229,753

Total Consumer Discretionary		728,325,998

Consumer Staples - 6.47%
Beverages - 1.05%
Diageo PLC, Sponsored ADR	110,106	15,850,860
Molson Coors Brewing Co., Class B	354,900	29,818,698

See accompanying notes

American Beacon Large Cap Value FundSM

Schedule of Investments

January 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.82% (continued)
Consumer Staples - 6.47% (continued)
Beverages - 1.05% (continued)
PepsiCo, Inc.	281,925	$33,915,577

		79,585,135

Food & Staples Retailing - 0.99%
CVS Health Corp.	955,166	75,162,012

Food Products - 1.14%
Archer-Daniels-Midland Co.	136,574	5,865,853
Danone S.A., Sponsored ADR	386,839	6,649,762
General Mills, Inc.	318,163	18,609,354
JM Smucker Co.	43,062	5,464,137
Kellogg Co.	180,095	12,266,271
Mondelez International, Inc., Class A	341,400	15,158,160
Nestle S.A., Sponsored ADR	254,218	21,964,435

		85,977,972

Household Products - 0.21%
Kimberly-Clark Corp.	13,034	1,524,978
Procter & Gamble Co.	70,826	6,115,117
Reckitt Benckiser Group PLC, Sponsored ADRB	386,657	7,949,668

		15,589,763

Personal Products - 0.47%
Coty, Inc., Class A	268,775	5,270,678
Unilever PLC, ADR	540,000	30,493,800

		35,764,478

Tobacco - 2.61%
Altria Group, Inc.	836,615	58,847,499
Imperial Brands PLC, Sponsored ADRB	948,414	39,804,936
Philip Morris International, Inc.	923,583	99,035,805

		197,688,240

Total Consumer Staples		489,767,600

Energy - 13.64%
Energy Equipment & Services - 1.87%
Helmerich & Payne, Inc.B	550,800	39,674,124
National Oilwell Varco, Inc.	608,100	22,305,108
Oceaneering International, Inc.	530,000	10,960,400
Schlumberger Ltd.	926,275	68,155,315

		141,094,947

Oil, Gas & Consumable Fuels - 11.77%
Anadarko Petroleum Corp.	435,400	26,145,770
Andeavor	185,600	20,074,496
Apache Corp.	1,209,000	54,247,830
BP PLC, Sponsored ADR	3,881,679	166,097,044
Canadian Natural Resources Ltd.	2,239,303	76,472,198
Chevron Corp.	574,783	72,049,049
ConocoPhillips	2,142,016	125,971,961
Devon Energy Corp.	1,103,066	45,633,840
EOG Resources, Inc.	133,577	15,361,355
Exxon Mobil Corp.	136,069	11,878,824
Hess Corp.	874,692	44,180,693
Kinder Morgan, Inc.	1,490,000	26,790,200
Kosmos Energy Ltd.A	1,247,445	8,619,845
Marathon Oil Corp.	3,131,186	56,956,273
Murphy Oil Corp.	864,760	27,758,796
Occidental Petroleum Corp.	138,666	10,395,790

See accompanying notes

American Beacon Large Cap Value FundSM

Schedule of Investments

January 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.82% (continued)
Energy - 13.64% (continued)
Oil, Gas & Consumable Fuels - 11.77% (continued)
Phillips 66	695,104	$71,178,650
Royal Dutch Shell PLC, Class A, Sponsored ADR	441,222	30,991,433

		890,804,047

Total Energy		1,031,898,994

Financials - 27.22%
Banks - 14.22%
Bank of America Corp.	6,466,998	206,943,936
BNP Paribas S.A., ADRB	539,300	22,374,478
CIT Group, Inc.	190,100	9,636,169
Citigroup, Inc.	3,417,268	268,187,193
Citizens Financial Group, Inc.	655,553	30,089,883
JPMorgan Chase & Co.	2,150,391	248,735,727
PNC Financial Services Group, Inc.	378,508	59,811,834
US Bancorp	555,850	31,761,269
Wells Fargo & Co.	3,028,167	199,192,825

		1,076,733,314

Capital Markets - 4.36%
Bank of New York Mellon Corp.	459,869	26,074,572
BlackRock, Inc.	28,494	16,007,929
Blackstone Group LP, MLP	1,560,448	57,034,375
Franklin Resources, Inc.	112,935	4,789,573
Goldman Sachs Group, Inc.	229,817	61,565,676
KKR & Co. LP	3,714,608	89,447,761
Moody’s Corp.	57,872	9,363,111
Morgan Stanley	183,278	10,364,371
Nasdaq, Inc.	164,978	13,348,370
State Street Corp.	318,712	35,112,501
T Rowe Price Group, Inc.	60,708	6,776,834

		329,885,073

Consumer Finance - 3.05%
Ally Financial, Inc.	495,300	14,745,081
American Express Co.	144,286	14,342,029
Capital One Financial Corp.	437,191	45,450,376
Discover Financial Services	384,800	30,707,040
Navient Corp.	1,257,301	17,916,539
OneMain Holdings, Inc.A	673,300	22,023,643
Santander Consumer USA Holdings, Inc.	1,400,747	24,162,886
SLM Corp.A	3,632,830	41,559,575
Synchrony Financial	507,987	20,156,924

		231,064,093

Diversified Financial Services - 0.77%
Berkshire Hathaway, Inc., Class BA	271,291	58,159,365

Insurance - 4.57%
American International Group, Inc.	2,456,483	157,018,393
Aon PLC	170,199	24,197,192
Chubb Ltd.	176,297	27,528,777
MetLife, Inc.	316,299	15,204,493
Prudential Financial, Inc.	71,331	8,475,549
Travelers Cos, Inc.	409,904	61,452,808

See accompanying notes

American Beacon Large Cap Value FundSM

Schedule of Investments

January 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.82% (continued)
Financials - 27.22% (continued)
Insurance - 4.57% (continued)
XL Group Ltd.	1,414,593	$52,113,606

		345,990,818

Mortgage Real Estate Investment Trusts (REITs) - 0.06%
Two Harbors Investment Corp., REIT	298,227	4,398,848

Thrifts & Mortgage Finance - 0.19%
Radian Group, Inc.	644,800	14,230,736

Total Financials		2,060,462,247

Health Care - 11.43%
Biotechnology - 1.14%
AbbVie, Inc.	149,084	16,730,206
Biogen, Inc.A	49,600	17,251,376
Celgene Corp.A	162,600	16,448,616
Gilead Sciences, Inc.	261,400	21,905,320
Shire PLC, ADR	97,500	13,653,900

		85,989,418

Health Care Equipment & Supplies - 2.75%
Abbott Laboratories	327,012	20,327,066
Danaher Corp.	178,109	18,038,880
Koninklijke Philips N.V.	890,937	36,314,592
Medtronic PLC	1,251,981	107,532,648
Zimmer Biomet Holdings, Inc.	200,567	25,496,077

		207,709,263

Health Care Providers & Services - 1.90%
Anthem, Inc.	468,731	116,174,978
Cigna Corp.	47,364	9,868,290
Express Scripts Holding Co.A	93,068	7,369,124
McKesson Corp.	63,420	10,710,370

		144,122,762

Life Sciences Tools & Services - 0.26%
Thermo Fisher Scientific, Inc.	89,147	19,978,734

Pharmaceuticals - 5.38%
GlaxoSmithKline PLC, Sponsored ADRB	857,934	32,181,104
Horizon Pharma PLCA	1,358,592	19,767,514
Jazz Pharmaceuticals PLCA	86,068	12,543,550
Johnson & Johnson	599,294	82,816,438
Mallinckrodt PLCA	404,407	7,303,590
Merck & Co., Inc.	946,965	56,107,676
Mylan N.V.A	597,285	25,593,662
Novartis AG, Sponsored ADR	35,527	3,199,562
Pfizer, Inc.	2,959,492	109,619,584
Roche Holding AG, Sponsored ADR	81,228	2,518,068
Sanofi, ADR	1,258,745	55,296,668

		406,947,416

Total Health Care		864,747,593

Industrials - 10.87%
Aerospace & Defense - 2.14%
Embraer S.A., Sponsored ADR	312,000	7,878,000
General Dynamics Corp.	97,736	21,744,305
Lockheed Martin Corp.	26,936	9,558,240
Northrop Grumman Corp.	62,952	21,437,045

See accompanying notes

American Beacon Large Cap Value FundSM

Schedule of Investments

January 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.82% (continued)
Industrials - 10.87% (continued)
Aerospace & Defense - 2.14% (continued)
Raytheon Co.	221,667	$46,315,103
Rockwell Collins, Inc.	110,916	15,360,757
United Technologies Corp.	289,651	39,974,734

		162,268,184

Air Freight & Logistics - 0.11%
United Parcel Service, Inc., Class B	67,499	8,593,973

Airlines - 1.46%
American Airlines Group, Inc.	646,840	35,136,349
Delta Air Lines, Inc.	743,100	42,185,787
United Continental Holdings, Inc.A	491,000	33,299,620

		110,621,756

Building Products - 1.50%
Johnson Controls International PLC	2,900,844	113,510,026

Construction & Engineering - 0.23%
AECOMA	451,564	17,660,668

Electrical Equipment - 0.62%
Eaton Corp. PLC	554,386	46,551,792

Industrial Conglomerates - 1.81%
3M Co.	75,733	18,971,117
General Electric Co.	3,095,900	50,060,703
Honeywell International, Inc.	426,436	68,089,036

		137,120,856

Machinery - 1.59%
CNH Industrial N.V.B	2,755,739	40,509,363
Cummins, Inc.	215,297	40,475,836
Illinois Tool Works, Inc.	75,880	13,178,080
Ingersoll-Rand PLC	83,258	7,878,704
PACCAR, Inc.	130,751	9,748,795
Stanley Black & Decker, Inc.	50,119	8,331,281

		120,122,059

Professional Services - 0.10%
Equifax, Inc.	59,996	7,495,300

Road & Rail - 0.25%
Canadian National Railway Co.	91,899	7,362,948
Union Pacific Corp.	83,319	11,123,086

		18,486,034

Trading Companies & Distributors - 0.69%
AerCap Holdings N.V.A	924,300	50,004,630
HD Supply Holdings, Inc.A	64,745	2,517,933

		52,522,563

Transportation Infrastructure - 0.37%
Macquarie Infrastructure Corp.	422,000	27,999,700

Total Industrials		822,952,911

Information Technology - 10.23%
Communications Equipment - 1.46%
Cisco Systems, Inc.	1,438,270	59,745,736

See accompanying notes

American Beacon Large Cap Value FundSM

Schedule of Investments

January 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.82% (continued)
Information Technology - 10.23% (continued)
Communications Equipment - 1.46% (continued)
Telefonaktiebolaget LM Ericsson, Sponsored ADRB	7,868,920	$50,675,845

		110,421,581

Electronic Equipment, Instruments & Components - 0.73%
Corning, Inc.	1,437,340	44,873,755
TE Connectivity Ltd.	98,300	10,078,699

		54,952,454

IT Services - 1.60%
Accenture PLC, Class A	252,393	40,559,555
Amdocs Ltd.	48,871	3,342,776
Cognizant Technology Solutions Corp., Class A	53,622	4,181,444
DXC Technology Co.	68,933	6,862,280
Fidelity National Information Services, Inc.	141,493	14,483,223
First Data Corp., Class AA	1,552,500	27,479,250
Fiserv, Inc.A	71,786	10,110,340
International Business Machines Corp.	24,755	4,052,394
Teradata Corp.A	252,894	10,242,207

		121,313,469

Semiconductors & Semiconductor Equipment - 1.38%
Analog Devices, Inc.	38,206	3,510,367
Micron Technology, Inc.A	911,079	39,832,374
QUALCOMM, Inc.	503,908	34,391,721
Texas Instruments, Inc.	184,035	20,183,118
Versum Materials, Inc.	172,346	6,342,333

		104,259,913

Software - 3.68%
Microsoft Corp.	1,482,635	140,865,151
Oracle Corp.	2,661,544	137,309,055

		278,174,206

Technology Hardware, Storage & Peripherals - 1.38%
Hewlett Packard Enterprise Co.	6,392,144	104,831,162

Total Information Technology		773,952,785

Materials - 4.05%
Chemicals - 2.90%
Air Products & Chemicals, Inc.	387,592	65,258,865
DowDuPont, Inc.	1,194,866	90,307,972
Eastman Chemical Co.	208,126	20,641,937
Monsanto Co.	41,438	5,047,149
PPG Industries, Inc.	222,182	26,379,669
Sherwin-Williams Co.	28,666	11,956,875

		219,592,467

Containers & Packaging - 0.80%
Crown Holdings, Inc.A	611,187	35,479,405
International Paper Co.	395,986	24,891,680

		60,371,085

Metals & Mining - 0.35%
Reliance Steel & Aluminum Co.	305,875	26,791,591

Total Materials		306,755,143

See accompanying notes

American Beacon Large Cap Value FundSM

Schedule of Investments

January 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.82% (continued)
Real Estate - 0.06%
Equity Real Estate Investment Trusts (REITs) - 0.06%
Public Storage	23,591	$4,618,174

Telecommunication Services - 1.90%
Diversified Telecommunication Services - 1.31%
AT&T, Inc.	1,677,526	62,823,349
Verizon Communications, Inc.	673,607	36,421,930

		99,245,279

Wireless Telecommunication Services - 0.59%
Vodafone Group PLC, Sponsored ADR	1,383,350	44,571,537

Total Telecommunication Services		143,816,816

Utilities - 1.33%
Electric Utilities - 1.06%
Duke Energy Corp.	208,297	16,351,315
Entergy Corp.	263,129	20,705,621
PPL Corp.	632,554	20,159,496
Southern Co.	390,459	17,613,605
Xcel Energy, Inc.	113,963	5,201,271

		80,031,308

Multi-Utilities - 0.27%
CenterPoint Energy, Inc.	737,462	20,781,680

Total Utilities		100,812,988

Total Common Stocks (Cost $5,130,896,433)		7,328,111,249

SHORT-TERM INVESTMENTS - 3.35% (Cost $253,214,018)
Investment Companies - 3.35%
American Beacon U.S. Government Money Market Select Fund, Select Class, 1.25%C D	253,214,018	253,214,018

SECURITIES LENDING COLLATERAL - 1.69% (Cost $128,279,600)
Investment Companies - 1.69%
American Beacon U.S. Government Money Market Select Fund, Select Class, 1.25%C D	128,279,600	128,279,600

TOTAL INVESTMENTS - 101.86% (Cost $5,512,390,051)		7,709,604,867
LIABILITIES, NET OF OTHER ASSETS - (1.86%)		(140,449,545)

TOTAL NET ASSETS - 100.00%		$7,569,155,322

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan at January 31, 2018.
C	The Fund is affiliated by having the same investment advisor.
D	7-day yield.

ADR - American Depositary Receipt.

LP - Limited Partnership.

MLP - Master Limited Partnership.

NVDR - Non Voting Depositary Receipt.

PLC - Public Limited Company.

See accompanying notes

American Beacon Large Cap Value FundSM

Schedule of Investments

January 31, 2018 (Unaudited)

Futures Contracts Open on January 31, 2018:

Long Futures

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index Futures	1,682	March 2018	$230,187,392	$237,649,780	$7,462,388

			$230,187,392	$237,649,780	$7,462,388

Index Abbreviations:
S&P 500	Standard & Poor’s U.S. Equity Large-Cap Index

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of January 31, 2018, the investments were classified as described below:

Large Cap Value Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$7,328,111,249	$—	$—	$7,328,111,249
Short-Term Investments	253,214,018	—	—	253,214,018
Securities Lending Collateral	128,279,600	—	—	128,279,600

Total Investments in Securities - Assets	$7,709,604,867	$—	$—	$7,709,604,867

Financial Derivative Instruments - Assets
Futures Contracts	$7,462,388	$—	$—	$7,462,388

Total Financial Derivative Instruments - Assets	$7,462,388	$—	$—	$7,462,388

U.S. GAAP requires all transfers between any levels to be disclosed. The end of period timing recognition has been adopted for the transfers between levels of the Fund’s assets and liabilities. During the period ended January 31, 2018, there were no transfers between levels.

See accompanying notes

American Beacon Large Cap Value FundSM

Schedule of Investments

January 31, 2018 (Unaudited)

Top Ten Holdings (% Net Assets)
Citigroup, Inc.		3.5
JPMorgan Chase & Co.		3.3
Bank of America Corp.		2.7
Wells Fargo & Co.		2.6
BP PLC, Sponsored ADR		2.2
American International Group, Inc.		2.1
Microsoft Corp.		1.9
Oracle Corp.		1.8
ConocoPhillips		1.7
Anthem, Inc.		1.5
Total Fund Holdings	203

Sector Allocation (% Equities)
Financials		28.1
Energy		14.1
Health Care		11.8
Industrials		11.2
Information Technology		10.5
Consumer Discretionary		9.9
Consumer Staples		6.7
Materials		4.2
Telecommunication Services		2.0
Utilities		1.4
Real Estate		0.1

See accompanying notes

American Beacon Mid-Cap Value FundSM

Schedule of Investments

January 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 94.25%
Consumer Discretionary - 12.73%
Auto Components - 2.04%
Adient PLC	71,700	$4,646,160
Aptiv PLC	44,479	4,220,168
Dana, Inc.	230,122	7,591,725
Delphi Technologies PLCA	20,427	1,128,183

		17,586,236

Diversified Consumer Services - 0.32%
Adtalem Global Education, Inc.A	61,200	2,815,200

Hotels, Restaurants & Leisure - 2.97%
Norwegian Cruise Line Holdings Ltd.A	120,225	7,302,466
Royal Caribbean Cruises Ltd.	53,898	7,198,078
SeaWorld Entertainment, Inc.A B	194,092	2,959,903
Wyndham Worldwide Corp.	65,821	8,170,361

		25,630,808

Household Durables - 1.55%
DR Horton, Inc.	122,629	6,014,953
Whirlpool Corp.	40,532	7,353,315

		13,368,268

Media - 2.94%
Interpublic Group of Cos, Inc.	314,335	6,880,793
Meredith Corp.	69,455	4,593,754
News Corp., Class A	333,122	5,699,717
Omnicom Group, Inc.	107,434	8,234,816

		25,409,080

Multiline Retail - 0.94%
Dollar General Corp.	78,900	8,136,168

Specialty Retail - 1.35%
Advance Auto Parts, Inc.	42,200	4,936,978
L Brands, Inc.	134,411	6,732,647

		11,669,625

Textiles, Apparel & Luxury Goods - 0.62%
Hanesbrands, Inc.B	245,715	5,336,930

Total Consumer Discretionary		109,952,315

Consumer Staples - 0.60%
Beverages - 0.60%
Coca-Cola European Partners PLC	129,300	5,192,688

Energy - 8.50%
Energy Equipment & Services - 1.78%
Superior Energy Services, Inc.A	248,098	2,592,624
TechnipFMC PLC	199,268	6,468,240
Weatherford International PLCA	1,600,212	6,304,835

		15,365,699

Oil, Gas & Consumable Fuels - 6.72%
Cenovus Energy, Inc.	510,601	4,876,239
Chesapeake Energy Corp.A B	546,300	1,912,050
Devon Energy Corp.	203,900	8,435,343
EQT Corp.	221,471	12,023,660
Golar LNG Ltd.	222,789	6,079,912
Murphy Oil Corp.	475,447	15,261,849
PBF Energy, Inc., Class A	21,400	691,862

See accompanying notes

American Beacon Mid-Cap Value FundSM

Schedule of Investments

January 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 94.25% (continued)
Energy - 8.50% (continued)
Oil, Gas & Consumable Fuels - 6.72% (continued)
Vermilion Energy, Inc.B	231,600	$8,754,480

		58,035,395

Total Energy		73,401,094

Financials - 24.05%
Banks - 7.30%
CIT Group, Inc.	88,214	4,471,568
Comerica, Inc.	40,162	3,824,226
Cullen/Frost Bankers, Inc.	39,614	4,215,326
Fifth Third Bancorp	331,520	10,973,312
FNB Corp.	292,700	4,200,245
KeyCorp	726,789	15,553,284
Regions Financial Corp.	431,348	8,294,822
Signature BankA	36,900	5,682,600
TCF Financial Corp.	96,055	2,060,380
Valley National Bancorp	213,752	2,686,863
Webster Financial Corp.	18,633	1,055,000

		63,017,626

Capital Markets - 3.34%
Apollo Global Management LLC, Class A, MLP	190,325	6,804,119
Franklin Resources, Inc.	156,098	6,620,116
Invesco Ltd.	188,928	6,825,969
KKR & Co. LP	358,068	8,622,277

		28,872,481

Consumer Finance - 3.48%
Ally Financial, Inc.	395,800	11,782,966
Capital One Financial Corp.	20,842	2,166,734
Discover Financial Services	61,861	4,936,508
Navient Corp.	338,062	4,817,383
SLM Corp.A	556,595	6,367,447

		30,071,038

Diversified Financial Services - 1.18%
Voya Financial, Inc.	197,275	10,240,545

Insurance - 7.60%
Allstate Corp.	71,148	7,027,288
Assurant, Inc.	47,800	4,372,744
Axis Capital Holdings Ltd.	165,637	8,369,638
FNF GroupC	309,792	12,075,692
Hanover Insurance Group, Inc.	62,193	7,037,138
Torchmark Corp.	26,492	2,406,798
Validus Holdings Ltd.	84,289	5,706,365
Willis Towers Watson PLC	97,077	15,577,946
XL Group Ltd.	82,900	3,054,036

		65,627,645

Mortgage Real Estate Investment Trusts (REITs) - 0.35%
MFA Financial, Inc.	419,912	3,006,570

Thrifts & Mortgage Finance - 0.80%
New York Community Bancorp, Inc.	485,975	6,881,406

Total Financials		207,717,311

See accompanying notes

American Beacon Mid-Cap Value FundSM

Schedule of Investments

January 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 94.25% (continued)
Health Care - 8.60%
Health Care Equipment & Supplies - 1.10%
Zimmer Biomet Holdings, Inc.	74,755	$9,502,856

Health Care Providers & Services - 6.43%
Cardinal Health, Inc.	206,856	14,850,192
Cigna Corp.	42,198	8,791,953
MEDNAX, Inc.A	252,016	13,308,965
Patterson Cos, Inc.	164,300	5,896,727
Universal Health Services, Inc., Class B	104,460	12,691,890

		55,539,727

Pharmaceuticals - 1.07%
Mylan N.V.A	215,695	9,242,531

Total Health Care		74,285,114

Industrials - 15.12%
Aerospace & Defense - 2.55%
Spirit AeroSystems Holdings, Inc., Class A	107,915	11,046,180
TransDigm Group, Inc.	34,675	10,988,854

		22,035,034

Airlines - 0.52%
Alaska Air Group, Inc.	68,000	4,469,640

Building Products - 2.69%
JELD-WEN Holding, Inc.A	245,929	9,660,091
Johnson Controls International PLC	115,561	4,521,902
Owens Corning	96,989	9,017,067

		23,199,060

Commercial Services & Supplies - 0.79%
Republic Services, Inc.	99,115	6,819,112

Construction & Engineering - 1.28%
AECOMA	144,791	5,662,776
KBR, Inc.	267,631	5,443,615

		11,106,391

Machinery - 3.83%
Dover Corp.	171,706	18,236,894
Stanley Black & Decker, Inc.	52,898	8,793,235
Terex Corp.	128,807	6,056,505

		33,086,634

Professional Services - 0.62%
Nielsen Holdings PLC	142,500	5,330,925

Road & Rail - 2.03%
Avis Budget Group, Inc.A	126,547	5,689,553
Ryder System, Inc.	136,599	11,888,211

		17,577,764

Trading Companies & Distributors - 0.81%
AerCap Holdings N.V.A	129,300	6,995,130

Total Industrials		130,619,690

Information Technology - 11.11%
Electronic Equipment, Instruments & Components - 2.63%
Avnet, Inc.	322,151	13,691,417
Flex Ltd.A	180,288	3,246,987

See accompanying notes

American Beacon Mid-Cap Value FundSM

Schedule of Investments

January 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 94.25% (continued)
Information Technology - 11.11% (continued)
Electronic Equipment, Instruments & Components - 2.63% (continued)
Keysight Technologies, Inc.A	123,130	$5,752,634

		22,691,038

IT Services - 3.05%
Alliance Data Systems Corp.	22,100	5,672,186
Black Knight, Inc.A	40,676	2,013,462
CSRA, Inc.	78,168	2,601,431
DXC Technology Co.	55,668	5,541,749
Genpact Ltd.	165,393	5,613,439
Total System Services, Inc.	54,586	4,850,512

		26,292,779

Semiconductors & Semiconductor Equipment - 3.07%
Marvell Technology Group Ltd.	353,224	8,240,716
Microchip Technology, Inc.	128,835	12,267,669
Versum Materials, Inc.	163,200	6,005,760

		26,514,145

Software - 0.82%
Micro Focus International PLC, Sponsored ADR	234,990	7,106,097

Technology Hardware, Storage & Peripherals - 1.54%
Hewlett Packard Enterprise Co.	584,295	9,582,438
HP, Inc.	159,614	3,722,198

		13,304,636

Total Information Technology		95,908,695

Materials - 4.40%
Chemicals - 2.72%
Ashland Global Holdings, Inc.	90,953	6,602,278
Axalta Coating Systems Ltd.A	224,400	7,068,600
Celanese Corp., Series A	39,200	4,239,872
Eastman Chemical Co.	56,002	5,554,279

		23,465,029

Construction Materials - 0.31%
CRH PLC, Sponsored ADRB	71,398	2,669,571

Containers & Packaging - 1.37%
Owens-Illinois, Inc.A	242,067	5,620,796
Packaging Corp. of America	49,696	6,243,308

		11,864,104

Total Materials		37,998,704

Real Estate - 4.07%
Equity Real Estate Investment Trusts (REITs) - 4.07%
AvalonBay Communities, Inc.	36,748	6,261,859
EPR Properties	108,483	6,407,006
GEO Group, Inc.	92,150	2,077,983
Lamar Advertising Co., Class A	224,085	16,134,120
MGM Growth Properties LLC, Class AB	151,085	4,239,445

		35,120,413

Total Real Estate		35,120,413

Utilities - 5.07%
Electric Utilities - 4.25%
Edison International	138,196	8,641,396

See accompanying notes

American Beacon Mid-Cap Value FundSM

Schedule of Investments

January 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 94.25% (continued)
Utilities - 5.07% (continued)
Electric Utilities - 4.25% (continued)
Great Plains Energy, Inc.	327,513	$10,192,204
Pinnacle West Capital Corp.	161,356	12,900,412
Xcel Energy, Inc.	109,878	5,014,832

		36,748,844

Gas Utilities - 0.59%
UGI Corp.	110,532	5,059,050

Multi-Utilities - 0.23%
CenterPoint Energy, Inc.	70,049	1,973,981

Total Utilities		43,781,875

Total Common Stocks (Cost $665,938,777)		813,977,899

SHORT-TERM INVESTMENTS - 5.73% (Cost $49,458,782)
Investment Companies - 5.73%
American Beacon U.S. Government Money Market Select Fund, Select Class, 1.25%D E	49,458,782	49,458,782

SECURITIES LENDING COLLATERAL - 2.62% (Cost $22,617,115)
Investment Companies - 2.62%
American Beacon U.S. Government Money Market Select Fund, Select Class, 1.25%D E	22,617,115	22,617,115

TOTAL INVESTMENTS - 102.60% (Cost $738,014,674)		886,053,796
LIABILITIES, NET OF OTHER ASSETS - (2.60%)		(22,430,301)

TOTAL NET ASSETS - 100.00%		$863,623,495

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan at January 31, 2018.
C	Tracking Stock–A form of common stock that is issued by a parent company and tracks the performance of a specific division of that parent company. It allows investors the chance to invest in an individual sector of a company while the parent company maintains overall control.
D	The Fund is affiliated by having the same investment advisor.
E	7-day yield.

ADR - American Depositary Receipt.

LLC - Limited Liability Company.

LP - Limited Partnership.

MLP - Master Limited Partnership.

PLC - Public Limited Company.

Futures Contracts Open on January 31, 2018:

Long Futures

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
S&P MidCap 400 E-Mini Index Futures	234	March 2018	$46,521,548	$45,728,280	$(793,268)

			$46,521,548	$45,728,280	$(793,268)

See accompanying notes

American Beacon Mid-Cap Value FundSM

Schedule of Investments

January 31, 2018 (Unaudited)

Index Abbreviations:
S&P	Standard & Poor’s

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of January 31, 2018, the investments were classified as described below:

Mid-Cap Value Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$813,977,899	$—	$—	$813,977,899
Short-Term Investments	49,458,782	—	—	49,458,782
Securities Lending Collateral	22,617,115	—	—	22,617,115

Total Investments in Securities - Assets	$886,053,796	$—	$—	$886,053,796

Financial Derivative Instruments - Liabilities
Futures Contracts	$(793,268)	$—	$—	$(793,268)

Total Financial Derivative Instruments - Liabilities	$(793,268)	$—	$—	$(793,268)

U.S. GAAP requires all transfers between any levels to be disclosed. The end of period timing recognition has been adopted for the transfers between levels of the Fund’s assets and liabilities. During the period ended January 31, 2018, there were no transfers between levels.

See accompanying notes

American Beacon Mid-Cap Value FundSM

Schedule of Investments

January 31, 2018 (Unaudited)

Top Ten Holdings (% Net Assets)
Dover Corp.		2.1
Lamar Advertising Co., Class A		1.9
Willis Towers Watson PLC		1.8
KeyCorp		1.8
Murphy Oil Corp.		1.8
Cardinal Health, Inc.		1.7
Avnet, Inc.		1.6
MEDNAX, Inc.		1.5
Pinnacle West Capital Corp.		1.5
Universal Health Services, Inc.		1.5
Total Fund Holdings	119

Sector Allocation (% Equities)
Financials		25.5
Industrials		16.1
Consumer Discretionary		13.5
Information Technology		11.8
Health Care		9.1
Energy		9.0
Utilities		5.4
Materials		4.7
Real Estate		4.3
Consumer Staples		0.6

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

January 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 95.68%
Consumer Discretionary - 15.08%
Auto Components - 2.07%
American Axle & Manufacturing Holdings, Inc.A	2,635,354	$46,513,998
Cooper Tire & Rubber Co.	372,716	14,573,196
Cooper-Standard Holdings, Inc.A	58,298	7,263,348
Dana, Inc.	854,293	28,183,126
Gentherm, Inc.A	458,622	14,675,904
Modine Manufacturing Co.A	249,254	5,820,081
Motorcar Parts of America, Inc.A	40,300	1,096,966
Standard Motor Products, Inc.	81,931	3,924,495
Stoneridge, Inc.A	15,900	387,006
Superior Industries International, Inc.	250,917	4,227,951
Tenneco, Inc.	399,366	23,167,222
Tower International, Inc.	33,400	1,008,680

		150,841,973

Automobiles - 0.15%
Winnebago Industries, Inc.	246,700	11,212,515

Diversified Consumer Services - 1.04%
Adtalem Global Education, Inc.A	558,344	25,683,824
American Public Education, Inc.A	99,110	2,517,394
Bridgepoint Education, Inc.A	322,854	2,495,661
Capella Education Co.	17,814	1,417,104
Graham Holdings Co., Class B	13,352	7,937,096
H&R Block, Inc.	590,585	15,674,126
K12, Inc.A	57,763	1,002,188
Sotheby’sA	95,977	5,063,747
Strayer Education, Inc.	84,984	7,859,320
Weight Watchers International, Inc.A	93,693	6,023,523

		75,673,983

Hotels, Restaurants & Leisure - 0.81%
Belmond Ltd., Class AA	920,204	11,870,632
Bloomin’ Brands, Inc.	509,951	11,234,221
Bojangles’, Inc.A B	112,800	1,381,800
Brinker International, Inc.	10,200	370,668
Carrols Restaurant Group, Inc.A	82,654	1,029,042
Cheesecake Factory, Inc.B	388,193	19,095,214
Chuy’s Holdings, Inc.A	51,055	1,352,957
Del Frisco’s Restaurant Group, Inc.A	78,100	1,366,750
El Pollo Loco Holdings, Inc.A	135,600	1,362,780
Eldorado Resorts, Inc.A B	23,900	825,745
Fogo De Chao, Inc.A	80,672	1,048,736
ILG, Inc.	36,100	1,133,901
International Speedway Corp., Class A	76,075	3,529,880
Marcus Corp.	25,900	673,400
Ruth’s Hospitality Group, Inc.	17,200	407,640
Speedway Motorsports, Inc.	106,362	2,207,011

		58,890,377

Household Durables - 2.66%
Cavco Industries, Inc.A	50,507	7,735,147
Century Communities, Inc.A	109,049	3,445,948
CSS Industries, Inc.	25,500	667,080
Ethan Allen Interiors, Inc.	483,627	12,018,131
Flexsteel Industries, Inc.	21,438	923,549
Green Brick Partners, Inc.A	30,600	342,720
Helen of Troy Ltd.A	201,060	18,728,739
Hooker Furniture Corp.	7,800	289,770
KB Home	644,476	20,313,884

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

January 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 95.68% (continued)
Consumer Discretionary - 15.08% (continued)
Household Durables - 2.66% (continued)
La-Z-Boy, Inc.	230,445	$6,947,917
LGI Homes, Inc.A B	59,027	3,994,947
Lifetime Brands, Inc.	39,020	680,899
M/I Homes, Inc.A	333,975	10,800,752
MDC Holdings, Inc.	159,116	5,363,800
Meritage Homes Corp.A	128,425	6,093,766
Taylor Morrison Home Corp., Class AA	563,986	14,342,164
Tempur Sealy International, Inc.A	153,624	9,162,135
TRI Pointe Group, Inc.A	1,650,335	26,916,964
Tupperware Brands Corp.	217,714	12,575,161
Whirlpool Corp.	111,457	20,220,529
William Lyon Homes, Class AA	422,170	11,461,915

		193,025,917

Internet & Direct Marketing Retail - 0.17%
Duluth Holdings, Inc., Class BA B	19,400	341,634
Shutterfly, Inc.A	179,680	12,245,192

		12,586,826

Leisure Products - 0.38%
Brunswick Corp.	219,128	13,756,856
Malibu Boats, Inc., Class AA	305,620	10,164,921
MCBC Holdings, Inc.A	69,399	1,677,374
Nautilus, Inc.A	53,500	687,475
Sturm Ruger & Co., Inc.B	18,558	982,646

		27,269,272

Media - 2.07%
AMC Networks, Inc., Class AA	151,041	7,792,205
Entercom Communications Corp., Class A	128,000	1,414,400
Entravision Communications Corp., Class A	144,920	1,007,194
EW Scripps Co., Class AA	853,470	13,664,055
Gannett Co., Inc.	316,900	3,739,420
Gray Television, Inc.A	707,101	11,561,101
John Wiley & Sons, Inc., Class A	95,057	6,026,614
MDC Partners, Inc., Class AA	1,136,098	10,224,882
Meredith Corp.B	264,055	17,464,598
MSG Networks, Inc., Class AA	240,836	5,780,064
New York Times Co., Class A	1,205,622	28,030,711
Nexstar Media Group, Inc., Class A	15,700	1,179,070
Regal Entertainment Group, Class A	31,851	728,751
Scholastic Corp.	411,362	15,804,528
Sinclair Broadcast Group, Inc., Class A	707,766	26,258,119

		150,675,712

Multiline Retail - 0.68%
Big Lots, Inc.	342,931	20,843,346
Dillard’s, Inc., Class AB	415,027	28,039,224
Fred’s, Inc., Class AB	94,957	314,308

		49,196,878

Specialty Retail - 4.24%
Aaron’s, Inc.	321,727	13,155,417
Abercrombie & Fitch Co., Class A	279,126	5,780,699
America’s Car-Mart, Inc.A	28,840	1,329,524
American Eagle Outfitters, Inc.	502,800	9,050,400
Asbury Automotive Group, Inc.A	71,620	5,203,193
Ascena Retail Group, Inc.A	328,840	710,294
AutoNation, Inc.A	258,757	15,582,347
Bed Bath & Beyond, Inc.	289,900	6,690,892

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

January 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 95.68% (continued)
Consumer Discretionary - 15.08% (continued)
Specialty Retail - 4.24% (continued)
Buckle, Inc.B	365,694	$7,332,165
Caleres, Inc.	338,551	10,034,652
Cato Corp., Class A	112,667	1,338,484
Chico’s FAS, Inc.	437,704	4,162,565
Dick’s Sporting Goods, Inc.	462,384	14,546,601
DSW, Inc., Class A	439,820	8,809,595
Express, Inc.A	1,317,008	9,192,716
Finish Line, Inc., Class A	167,446	1,897,163
Francesca’s Holdings Corp.A	254,828	1,485,647
GameStop Corp., Class AB	62,500	1,050,625
Genesco, Inc.A	77,604	2,704,499
Group 1 Automotive, Inc.	196,189	15,391,027
Guess?, Inc.B	1,292,596	23,744,989
Hibbett Sports, Inc.A	164,558	3,719,011
Kirkland’s, Inc.A	138,189	1,466,185
Lithia Motors, Inc., Class A	74,175	9,268,908
Lumber Liquidators Holdings, Inc.A B	93,385	2,609,177
Michaels Cos, Inc.A	514,021	13,811,744
Murphy USA, Inc.A	9,300	793,383
Office Depot, Inc.	8,372,261	27,209,848
Penske Automotive Group, Inc.	243,205	12,692,869
Pier 1 Imports, Inc.	250,693	832,301
Shoe Carnival, Inc.	55,004	1,256,841
Sonic Automotive, Inc., Class A	1,231,585	26,540,657
Tailored Brands, Inc.	139,600	3,376,924
Urban Outfitters, Inc.A	449,181	15,321,564
Williams-Sonoma, Inc.B	517,578	26,515,521
Zumiez, Inc.A	170,343	3,534,617

		308,143,044

Textiles, Apparel & Luxury Goods - 0.81%
Crocs, Inc.A	375,648	5,075,004
Deckers Outdoor Corp.A	378,069	32,404,294
Fossil Group, Inc.A B	180,267	1,434,925
G-III Apparel Group Ltd.A	13,600	507,960
Movado Group, Inc.	157,701	4,825,651
Oxford Industries, Inc.	143,012	11,269,346
Steven Madden Ltd.A	8,600	397,320
Vera Bradley, Inc.A	317,392	2,948,572

		58,863,072

Total Consumer Discretionary		1,096,379,569

Consumer Staples - 2.50%
Beverages - 0.34%
Boston Beer Co., Inc., Class AA	130,856	24,843,012

Food & Staples Retailing - 1.25%
Andersons, Inc.	129,029	4,399,889
Chefs’ Warehouse, Inc.A	62,143	1,264,610
Natural Grocers by Vitamin Cottage, Inc.A	42,977	369,602
Performance Food Group Co.	231,200	7,941,720
SpartanNash Co.	262,770	6,403,705
Sprouts Farmers Market, Inc.A	629,501	17,581,963
SUPERVALU, Inc.A	58,373	924,628
United Natural Foods, Inc.A	1,032,176	49,131,578
Village Super Market, Inc., Class A	29,100	683,268

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

January 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 95.68% (continued)
Consumer Staples - 2.50% (continued)
Food & Staples Retailing - 1.25% (continued)
Weis Markets, Inc.	55,296	$2,198,569

		90,899,532

Food Products - 0.69%
B&G Foods, Inc.B	20,500	676,500
Darling Ingredients, Inc.A	1,541,200	28,573,848
Dean Foods Co.	93,336	967,894
Fresh Del Monte Produce, Inc.	238,482	11,282,584
Sanderson Farms, Inc.	64,716	8,212,460

		49,713,286

Household Products - 0.14%
Energizer Holdings, Inc.	175,961	10,244,449

Personal Products - 0.03%
Natural Health Trends Corp.B	48,478	781,465
Nu Skin Enterprises, Inc., Class A	11,000	790,240
USANA Health Sciences, Inc.A	10,500	783,825

		2,355,530

Tobacco - 0.05%
Universal Corp.	72,059	3,458,832

Total Consumer Staples		181,514,641

Energy - 5.58%
Energy Equipment & Services - 2.21%
C&J Energy Services, Inc.A	449,000	13,748,380
CARBO Ceramics, Inc.A B	174,583	1,389,681
Diamond Offshore Drilling, Inc.A B	428,500	7,575,880
Dril-Quip, Inc.A	291,842	15,073,639
Ensco PLC, Class A	214,572	1,265,975
Frank’s International N.V.	4,209,882	29,132,384
Helix Energy Solutions Group, Inc.A	418,900	3,154,317
Key Energy Services, Inc.A B	262,000	3,880,220
Matrix Service Co.A	88,400	1,582,360
McDermott International, Inc.A	1,458,045	12,801,635
Natural Gas Services Group, Inc.A	202,328	5,574,136
Newpark Resources, Inc.A	1,071,195	9,747,875
Nine Energy Service, Inc.A	203,800	5,527,056
Oceaneering International, Inc.	47,102	974,069
Oil States International, Inc.A	455,465	14,574,880
Patterson-UTI Energy, Inc.	500,162	11,813,826
Rowan Cos PLC, Class AA	380,500	5,600,960
SEACOR Holdings, Inc.A	134,103	6,246,518
Smart Sand, Inc.A	148,391	1,363,713
Unit Corp.A	150,000	3,634,500
US Silica Holdings, Inc.	197,620	6,578,770

		161,240,774

Oil, Gas & Consumable Fuels - 3.37%
Alliance Holdings GP, LP	44,093	1,284,429
Alliance Resource Partners LP, MLP	157,459	3,227,909
Alon USA Partners LP	50,300	857,615
Arch Coal, Inc., Class A	52,951	4,766,120
Bill Barrett Corp.A	168,350	863,636
BP Prudhoe Bay Royalty Trust	70,400	1,450,240
Callon Petroleum Co.A	3,830,769	43,479,228
CNX Midstream Partners LP, MLP	20,500	414,920

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

January 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 95.68% (continued)
Energy - 5.58% (continued)
Oil, Gas & Consumable Fuels - 3.37% (continued)
Cosan Ltd., Class A	139,816	$1,602,291
CVR Energy, Inc.	11,300	404,427
CVR Refining LP	87,698	1,468,942
Delek US Holdings, Inc.	86,746	3,026,568
Denbury Resources, Inc.A	1,131,909	2,750,539
Dorian LPG Ltd.A	11,954	91,329
Energy XXI Gulf Coast, Inc.A	807,176	5,416,151
Gran Tierra Energy, Inc.A B	1,238,162	3,429,709
Gulfport Energy Corp.	402,560	4,094,035
Halcon Resources Corp.A	424,200	3,389,358
International Seaways, Inc.A	85,297	1,423,607
Kosmos Energy Ltd.A	2,647,532	18,294,446
Midstates Petroleum Co., Inc.A	123,047	2,019,201
Murphy Oil Corp.	488,000	15,664,800
Noble Midstream Partners LP	6,600	370,854
Nordic American Tankers Ltd.B	421,201	972,974
Oasis Petroleum, Inc.A	1,365,493	11,825,169
Par Pacific Holdings, Inc.A	129,600	2,362,608
PBF Energy, Inc., Class A	328,200	10,610,706
PBF Logistics LP	52,700	1,104,065
PDC Energy, Inc.A	236,627	12,269,110
Peabody Energy Corp.A	125,212	5,059,817
Renewable Energy Group, Inc.A	457,106	4,891,034
REX American Resources Corp.A	13,475	1,100,234
Rice Midstream Partners LP	16,300	339,040
SM Energy Co.	316,500	7,390,275
Southwestern Energy Co.A	352,397	1,494,163
SRC Energy, Inc.	1,082,200	10,767,890
W&T Offshore, Inc.A	343,236	1,661,262
Whiting Petroleum Corp.A	1,368,443	38,206,929
World Fuel Services Corp.	25,500	711,195
WPX Energy, Inc.A	977,160	14,393,567

		244,950,392

Total Energy		406,191,166

Financials - 25.31%
Banks - 15.75%
1st Source Corp.	14,300	747,747
Access National Corp.	24,517	712,219
American National Bankshares, Inc.	7,932	296,657
Arrow Financial Corp.	9,899	324,687
Associated Banc-Corp	2,144,021	53,064,520
Banc of California, Inc.B	132,234	2,605,010
Banco Latinoamericano de Comercio Exterior S.A.	18,044	535,546
Bancorp, Inc.A	171,932	1,817,321
BancorpSouth Bank	193,995	6,508,532
Bank of Marin Bancorp	20,086	1,379,908
Bank of NT Butterfield & Son Ltd.	508,100	20,420,539
BankUnited, Inc.	479,929	19,696,286
Banner Corp.	328,346	17,842,322
Bar Harbor Bankshares	24,700	692,341
BCB Bancorp, Inc.	49,292	746,774
Berkshire Hills Bancorp, Inc.	400,469	15,197,799
BOK Financial Corp.	115,082	11,127,279
Boston Private Financial Holdings, Inc.	112,019	1,725,093
Bridge Bancorp, Inc.	30,318	1,039,907

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

January 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 95.68% (continued)
Financials - 25.31% (continued)
Banks - 15.75% (continued)
Brookline Bancorp, Inc.	456,453	$7,303,248
Bryn Mawr Bank Corp.	156,077	7,007,857
Byline Bancorp, Inc.A	35,100	785,187
C&F Financial Corp.	11,977	655,741
Camden National Corp.	24,600	1,044,516
Carolina Financial Corp.	38,400	1,583,616
Cathay General Bancorp	357,825	15,651,265
CenterState Bank Corp.	610,782	15,874,224
Central Pacific Financial Corp.	299,524	8,856,925
Chemical Financial Corp.	248,925	14,539,709
Chemung Financial Corp.	6,774	302,595
City Holding Co.	15,700	1,080,160
CoBiz Financial, Inc.	273,852	5,493,471
Community Trust Bancorp, Inc.	28,984	1,370,943
ConnectOne Bancorp, Inc.	57,716	1,682,421
Customers Bancorp, Inc.A	391,359	11,995,153
CVB Financial Corp.	402,997	9,430,130
Enterprise Financial Services Corp.	60,867	2,961,180
FCB Financial Holdings, Inc., Class AA	320,519	17,564,441
Fidelity Southern Corp.	49,900	1,195,604
Financial Institutions, Inc.	45,500	1,417,325
First BanCorpA	2,330,510	13,983,060
First Busey Corp.	254,700	7,890,606
First Business Financial Services, Inc.	15,463	378,380
First Citizens BancShares, Inc., Class A	14,148	6,018,701
First Commonwealth Financial Corp.	233,304	3,375,909
First Financial Bancorp	54,100	1,541,850
First Financial Corp.	129,919	6,015,250
First Hawaiian, Inc.	1,049,757	30,337,977
First Horizon National Corp.	47,363	940,629
First Internet Bancorp	37,900	1,419,355
First Interstate BancSystem, Inc., Class A	466,590	19,526,791
First Merchants Corp.	76,087	3,283,915
First Mid-Illinois Bancshares, Inc.	18,156	699,006
First Midwest Bancorp, Inc.	675,880	16,802,377
Flushing Financial Corp.	94,702	2,666,808
FNB Corp.	982,477	14,098,545
Franklin Financial Network, Inc.A	42,600	1,373,850
Fulton Financial Corp.	2,490,850	45,333,470
Glacier Bancorp, Inc.	63,689	2,497,883
Great Western Bancorp, Inc.	184,782	7,788,561
Hancock Holding Co.	581,283	31,214,897
Hanmi Financial Corp.	85,802	2,702,763
Heartland Financial USA, Inc.	50,499	2,684,022
Heritage Financial Corp.	231,418	7,127,674
Hilltop Holdings, Inc.	478,759	12,538,698
HomeTrust Bancshares, Inc.A	26,640	675,324
Hope Bancorp, Inc.	464,600	8,845,984
Horizon Bancorp	55,117	1,678,313
IBERIABANK Corp.	152,748	12,907,206
International Bancshares Corp.	600,061	24,902,531
Investors Bancorp, Inc.	948,729	12,988,100
Live Oak Bancshares, Inc.	44,600	1,199,740
MB Financial, Inc.	237,694	10,168,549
Midland States Bancorp, Inc.	44,700	1,434,423
MidSouth Bancorp, Inc.	53,100	751,365
MidWestOne Financial Group, Inc.	40,256	1,331,668

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

January 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 95.68% (continued)
Financials - 25.31% (continued)
Banks - 15.75% (continued)
National Bank Holdings Corp., Class A	176,827	$5,877,729
National Bankshares, Inc.	7,963	347,187
Northrim BanCorp, Inc.	32,788	1,096,759
Norwood Financial Corp.	11,800	370,638
OFG Bancorp	122,300	1,394,220
Old National Bancorp	2,068,187	35,779,635
Opus Bank	138,600	3,756,060
Orrstown Financial Services, Inc.	13,700	344,555
Peapack Gladstone Financial Corp.	32,400	1,150,848
Penns Woods Bancorp, Inc.	14,553	623,887
Peoples Financial Services Corp.	7,479	339,771
Popular, Inc.	656,854	26,694,547
Prosperity Bancshares, Inc.	614,092	46,548,174
Renasant Corp.	139,827	6,022,349
Republic Bancorp, Inc., Class A	53,890	2,076,921
S&T Bancorp, Inc.	90,868	3,667,432
Sandy Spring Bancorp, Inc.	17,900	676,978
Seacoast Banking Corp. of FloridaA	621,203	16,020,825
Simmons First National Corp., Class A	44,558	2,622,238
South State Corp.	113,947	10,095,704
Southern National Bancorp of Virginia, Inc.	85,600	1,402,984
State Bank Financial Corp.	36,500	1,113,615
Sterling Bancorp	786,768	19,472,508
TCF Financial Corp.	1,766,585	37,893,248
Texas Capital Bancshares, Inc.A	658,837	62,457,748
TriCo Bancshares	25,700	950,386
Trustmark Corp.	436,479	13,875,667
UMB Financial Corp.	664,048	50,587,177
Umpqua Holdings Corp.	2,055,076	44,492,395
Union Bankshares Corp.	414,161	15,634,578
United Community Banks, Inc.	515,749	16,338,928
Valley National Bancorp	3,125,726	39,290,376
Webster Financial Corp.	537,771	30,448,594
WesBanco, Inc.	261,658	10,730,595
West Bancorp, Inc.	14,100	360,960
Westamerica BancorpB	136,484	8,103,055
Wintrust Financial Corp.	271,532	23,324,599

		1,145,384,248

Capital Markets - 1.85%
AllianceBernstein Holding LP, MLP	271,655	7,416,182
Cohen & Steers, Inc.	226,825	9,247,655
Donnelley Financial Solutions, Inc.A	171,057	3,669,173
Ellington Financial LLC	67,600	986,284
Evercore, Inc., Class A	151,394	15,222,667
Federated Investors, Inc., Class B	751,868	26,074,782
GAMCO Investors, Inc., Class A	38,600	1,137,928
Greenhill & Co., Inc.B	130,045	2,412,335
INTL. FCStone, Inc.A	36,368	1,582,008
Manning & Napier, Inc.	97,919	381,884
Morningstar, Inc.	114,624	11,017,659
Och-Ziff Capital Management Group LLC	369,693	946,414
OM Asset Management PLC	328,316	5,873,573
Oppenheimer Holdings, Inc., Class A	295,297	8,120,667
Piper Jaffray Cos	47,500	4,384,250
Stifel Financial Corp.	289,606	19,554,197
Virtus Investment Partners, Inc.	35,249	4,511,872

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

January 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 95.68% (continued)
Financials - 25.31% (continued)
Capital Markets - 1.85% (continued)
Waddell & Reed Financial, Inc., Class A	522,747	$12,023,181

		134,562,711

Consumer Finance - 0.75%
Encore Capital Group, Inc.A B	72,963	3,024,316
EZCORP, Inc., Class AA	366,586	4,325,715
Green Dot Corp., Class AA	98,797	6,052,304
Nelnet, Inc., Class A	208,442	10,861,913
PRA Group, Inc.A	355,000	12,691,250
SLM Corp.A	1,511,000	17,285,840

		54,241,338

Insurance - 4.51%
Ambac Financial Group, Inc.A	296,455	4,802,571
American Equity Investment Life Holding Co.	518,976	17,126,208
AMERISAFE, Inc.	37,706	2,290,640
Argo Group International Holdings Ltd.	224,060	13,734,878
Aspen Insurance Holdings Ltd.	99,027	3,698,658
Assurant, Inc.	133,600	12,221,728
Assured Guaranty Ltd.	280,326	9,976,802
CNO Financial Group, Inc.	1,432,242	35,218,831
eHealth, Inc.A	126,863	2,222,640
EMC Insurance Group, Inc.	23,922	675,797
Employers Holdings, Inc.	91,928	3,897,747
Enstar Group Ltd.A	194,504	40,379,030
FBL Financial Group, Inc., Class A	37,147	2,585,431
FGL HoldingsA	138,800	1,243,648
Global Indemnity Ltd.A	407,926	17,275,666
Greenlight Capital Re Ltd., Class AA	65,353	1,323,398
Hallmark Financial Services, Inc.A	34,836	352,889
Hanover Insurance Group, Inc.	185,312	20,968,053
Horace Mann Educators Corp.	591,682	24,436,467
Infinity Property & Casualty Corp.	36,059	3,650,974
Kemper Corp.	127,198	8,248,790
MBIA, Inc.A B	193,913	1,423,321
National General Holdings Corp.	338,300	6,772,766
National Western Life Group, Inc., Class A	9,690	3,138,591
Navigators Group, Inc.	65,467	3,181,696
Old Republic International Corp.	696,170	14,960,693
ProAssurance Corp.	109,012	5,962,956
RenaissanceRe Holdings Ltd.	91,072	11,578,894
Safety Insurance Group, Inc.	107,246	8,327,652
Selective Insurance Group, Inc.	300,581	17,508,843
State Auto Financial Corp.	76,880	2,288,718
Stewart Information Services Corp.	34,700	1,544,497
Third Point Reinsurance Ltd.A	408,994	5,828,165
United Fire Group, Inc.	86,279	3,743,646
Universal Insurance Holdings, Inc.	104,524	3,073,006
White Mountains Insurance Group Ltd.	14,181	11,910,622

		327,574,912

Mortgage Real Estate Investment Trusts (REITs) - 0.09%
Apollo Commercial Real Estate Finance, Inc.B	164,209	2,983,678
Ares Commercial Real Estate Corp.	79,000	1,000,930
Great Ajax Corp.	23,400	312,624
Owens Realty Mortgage, Inc.	20,600	293,550
PennyMac Mortgage Investment Trust	45,200	741,280

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

January 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 95.68% (continued)
Financials - 25.31% (continued)
Mortgage Real Estate Investment Trusts (REITs) - 0.09% (continued)
Resource Capital Corp.	157,007	$1,488,426

		6,820,488

Thrifts & Mortgage Finance - 2.36%
Beneficial Bancorp, Inc.	201,993	3,282,386
BofI Holding, Inc.A B	180,491	6,492,261
Capitol Federal Financial, Inc.	417,599	5,462,195
Clifton Bancorp, Inc.	40,500	661,365
Dime Community Bancshares, Inc.	139,818	2,656,542
Essent Group Ltd.A	279,103	12,983,872
Flagstar Bancorp, Inc.A	162,106	6,038,449
HomeStreet, Inc.A	48,800	1,437,160
Kearny Financial Corp.	181,837	2,509,351
Luther Burbank Corp.A	252,900	3,237,120
Meridian Bancorp, Inc.	92,503	1,891,686
Meta Financial Group, Inc.	25,500	2,983,500
MGIC Investment Corp.A	3,342,192	49,531,285
Nationstar Mortgage Holdings, Inc.A	277,384	4,920,792
Northfield Bancorp, Inc.	206,635	3,467,335
Northwest Bancshares, Inc.	254,479	4,287,971
Oritani Financial Corp.	178,940	2,988,298
PCSB Financial Corp.A	53,914	1,087,985
PHH Corp.A	172,787	1,549,899
Provident Financial Services, Inc.	147,630	3,884,145
Radian Group, Inc.	611,307	13,491,545
Southern Missouri Bancorp, Inc.	9,114	349,340
Territorial Bancorp, Inc.	9,485	287,206
TrustCo Bank Corp.	157,500	1,354,500
United Financial Bancorp, Inc.	144,239	2,417,446
Walker & Dunlop, Inc.A	88,136	4,093,917
Washington Federal, Inc.	793,571	28,489,199

		171,836,750

Total Financials		1,840,420,447

Health Care - 3.97%
Biotechnology - 0.08%
Emergent BioSolutions, Inc.A	114,581	5,590,407

Health Care Equipment & Supplies - 0.73%
Anika Therapeutics, Inc.A	126,644	8,449,688
Globus Medical, Inc., Class AA	19,100	879,364
Haemonetics Corp.A	127,656	8,252,960
Integra LifeSciences Holdings Corp.A	40,557	2,135,732
Invacare Corp.	1,265,725	23,289,340
Meridian Bioscience, Inc.	162,541	2,543,767
Natus Medical, Inc.A	178,500	5,542,425
STAAR Surgical Co.A	69,198	1,086,408
Varex Imaging Corp.A	29,600	1,257,112

		53,436,796

Health Care Providers & Services - 2.28%
Aceto Corp.	501,424	5,520,678
Almost Family, Inc.A	44,260	2,525,033
Amedisys, Inc.A	263,428	14,125,009
AMN Healthcare Services, Inc.A	570,175	30,589,889
Community Health Systems, Inc.A B	122,998	694,939
Encompass Health Corp.	760,170	40,228,196
Hanger, Inc.A	697,921	11,082,985

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

January 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 95.68% (continued)
Health Care - 3.97% (continued)
Health Care Providers & Services - 2.28% (continued)
LifePoint Health, Inc.A	141,590	$7,001,626
Magellan Health, Inc.A	158,575	15,794,070
National HealthCare Corp.	16,793	1,047,379
Owens & Minor, Inc.	472,468	9,950,176
Providence Service Corp.A	40,932	2,633,156
Select Medical Holdings Corp.A	476,315	8,430,776
Tivity Health, Inc.A	400,101	15,503,914
US Physical Therapy, Inc.	10,000	759,500

		165,887,326

Health Care Technology - 0.25%
Omnicell, Inc.A	232,749	11,416,338
Quality Systems, Inc.A	506,813	6,588,569

		18,004,907

Life Sciences Tools & Services - 0.41%
Cambrex Corp.A	414,266	23,343,889
Charles River Laboratories International, Inc.A	62,757	6,617,098

		29,960,987

Pharmaceuticals - 0.22%
Innoviva, Inc.A	305,288	4,454,152
Supernus Pharmaceuticals, Inc.A	291,656	11,389,167

		15,843,319

Total Health Care		288,723,742

Industrials - 18.58%
Aerospace & Defense - 1.54%
AAR Corp.	537,657	21,758,979
Aerojet Rocketdyne Holdings, Inc.A	331,483	9,115,782
Aerovironment, Inc.A	230,854	11,856,661
Astronics Corp.A	26,900	1,199,740
Cubic Corp.	107,771	6,256,107
Embraer S.A., Sponsored ADR	951,063	24,014,341
Esterline Technologies Corp.A	147,144	10,822,441
KLX, Inc.A	145,573	10,286,188
Moog, Inc., Class AA	64,446	5,804,007
National Presto Industries, Inc.B	10,547	1,072,103
Triumph Group, Inc.	277,159	8,079,185
Wesco Aircraft Holdings, Inc.A	248,294	1,775,302

		112,040,836

Air Freight & Logistics - 0.77%
Air Transport Services Group, Inc.A	1,039,453	25,840,802
Atlas Air Worldwide Holdings, Inc.A	71,715	4,037,554
Hub Group, Inc., Class AA	547,788	26,321,213

		56,199,569

Airlines - 0.17%
Allegiant Travel Co.	9,644	1,535,807
Hawaiian Holdings, Inc.	37,900	1,415,565
SkyWest, Inc.	146,966	8,193,354
Spirit Airlines, Inc.A	25,306	1,065,889

		12,210,615

Building Products - 1.96%
American Woodmark Corp.A	3,800	516,230
Apogee Enterprises, Inc.	174,840	7,956,968
Armstrong Flooring, Inc.A	411,400	6,372,586
Caesarstone Ltd.A	56,500	1,197,800

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

January 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 95.68% (continued)
Industrials - 18.58% (continued)
Building Products - 1.96% (continued)
Gibraltar Industries, Inc.A	469,721	$17,426,649
Insteel Industries, Inc.	27,100	849,043
Masonite International Corp.A	460,506	32,120,294
Ply Gem Holdings, Inc.	241,099	5,171,574
Simpson Manufacturing Co., Inc.	538,353	31,622,855
Trex Co., Inc.A	188,472	21,031,590
Universal Forest Products, Inc.	484,632	18,091,313

		142,356,902

Commercial Services & Supplies - 1.78%
ACCO Brands Corp.A	682,540	8,088,099
Deluxe Corp.	270,072	20,058,247
Ennis, Inc.	52,600	1,046,740
Essendant, Inc.	222,998	2,018,132
Herman Miller, Inc.	199,981	8,099,231
InnerWorkings, Inc.A	224,447	2,246,714
Interface, Inc.	422,550	10,542,622
Knoll, Inc.	774,589	17,769,072
LSC Communications, Inc.	1,226,895	16,783,924
Matthews International Corp., Class A	101,284	5,671,904
McGrath RentCorp	56,050	2,679,190
Mobile Mini, Inc.	568,269	21,508,982
MSA Safety, Inc.	86,797	6,797,073
Steelcase, Inc., Class A	283,469	4,407,943
Team, Inc.A B	64,175	1,090,975
UniFirst Corp.	4,600	760,380

		129,569,228

Construction & Engineering - 2.97%
AECOMA	426,478	16,679,554
Aegion Corp.A	324,258	8,132,391
Comfort Systems USA, Inc.	688,367	29,324,434
Dycom Industries, Inc.A	3,800	443,498
EMCOR Group, Inc.	310,432	25,231,913
Granite Construction, Inc.	258,430	17,234,697
KBR, Inc.	1,418,579	28,853,897
MasTec, Inc.A	292,822	15,636,695
MYR Group, Inc.A	40,800	1,382,304
Primoris Services Corp.	864,477	22,476,402
Quanta Services, Inc.A	232,361	8,943,575
Tutor Perini Corp.A	1,155,709	28,603,798
Valmont Industries, Inc.	77,909	12,745,912

		215,689,070

Electrical Equipment - 1.36%
Encore Wire Corp.	361,508	18,292,305
EnerSys	566,452	39,827,240
Generac Holdings, Inc.A	222,301	10,877,188
General Cable Corp.	62,894	1,867,952
Preformed Line Products Co.	14,000	1,034,040
Regal Beloit Corp.	254,017	19,787,924
Thermon Group Holdings, Inc.A	124,614	2,888,553
TPI Composites, Inc.A	221,891	4,455,571

		99,030,773

Industrial Conglomerates - 0.04%
Raven Industries, Inc.	73,463	2,831,999

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

January 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 95.68% (continued)
Industrials - 18.58% (continued)
Machinery - 4.64%
Actuant Corp., Class A	1,215,609	$30,086,323
Altra Industrial Motion Corp.	115,140	6,033,336
Astec Industries, Inc.	189,846	11,846,390
Barnes Group, Inc.	451,896	29,730,238
Briggs & Stratton Corp.	563,768	13,631,910
Chart Industries, Inc.A	356,617	17,677,505
Colfax Corp.A	585,000	23,411,700
Columbus McKinnon Corp.	99,593	4,078,333
Commercial Vehicle Group, Inc.A	102,900	1,272,873
EnPro Industries, Inc.	104,207	9,169,174
Federal Signal Corp.	982,300	19,979,982
Global Brass & Copper Holdings, Inc.	378,857	12,180,253
Graham Corp.	18,800	402,320
Greenbrier Cos, Inc.B	380,780	19,096,117
Hillenbrand, Inc.	197,240	8,737,732
Hurco Cos, Inc.	24,000	1,083,600
Hyster-Yale Materials Handling, Inc.	142,459	12,064,853
Kennametal, Inc.	133,278	6,501,301
Lindsay Corp.	131,490	11,730,223
Luxfer Holdings PLC	29,579	427,712
Meritor, Inc.A	466,051	12,713,871
Miller Industries, Inc.	259,542	6,761,069
Mueller Industries, Inc.	10,200	337,518
Navistar International Corp.A	106,166	4,865,588
Park-Ohio Holdings Corp.	74,256	3,092,762
Sun Hydraulics Corp.	118,300	7,344,064
Tennant Co.	60,328	4,066,107
Terex Corp.	674,039	31,693,314
TriMas Corp.A	145,134	3,860,564
Trinity Industries, Inc.	394,032	13,582,283
Wabash National Corp.	201,751	5,211,228
Watts Water Technologies, Inc., Class A	61,789	4,927,673

		337,597,916

Marine - 0.53%
Kirby Corp.A	119,028	8,915,197
Matson, Inc.	856,447	29,299,052

		38,214,249

Professional Services - 1.29%
Barrett Business Services, Inc.	21,200	1,477,428
CBIZ, Inc.A	22,700	374,550
FTI Consulting, Inc.A	32,500	1,412,775
Heidrick & Struggles International, Inc.	202,718	5,351,755
Hudson Global, Inc.A	623,926	1,328,962
Huron Consulting Group, Inc.A	27,200	1,092,080
ICF International, Inc.A	32,335	1,716,989
Insperity, Inc.	6,400	392,000
Kelly Services, Inc., Class A	398,800	11,290,028
Kforce, Inc.	42,700	1,108,065
Korn/Ferry International	1,040,127	46,348,059
Navigant Consulting, Inc.A	217,530	4,463,716
Resources Connection, Inc.	380,970	6,228,859
RPX Corp.	305,276	4,286,075
TrueBlue, Inc.A	254,796	6,968,671

		93,840,012

Road & Rail - 0.24%
ArcBest Corp.	72,738	2,585,836

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

January 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 95.68% (continued)
Industrials - 18.58% (continued)
Road & Rail - 0.24% (continued)
Marten Transport Ltd.	346,073	$8,028,893
Werner Enterprises, Inc.	168,807	6,870,445

		17,485,174

Trading Companies & Distributors - 1.29%
Air Lease Corp.	292,802	14,236,033
Aircastle Ltd.	753,680	17,801,922
Applied Industrial Technologies, Inc.	109,206	8,053,942
DXP Enterprises, Inc.A	15,084	516,024
GATX Corp.	108,656	7,729,788
Kaman Corp.	196,929	12,347,448
MRC Global, Inc.A	213,450	3,837,831
Rush Enterprises, Inc., Class AA	485,074	26,218,250
Textainer Group Holdings Ltd.A	38,115	933,817
Titan Machinery, Inc.A	59,755	1,284,135
WESCO International, Inc.A	16,500	1,124,475

		94,083,665

Total Industrials		1,351,150,008

Information Technology - 12.91%
Communications Equipment - 1.85%
ADTRAN, Inc.	224,025	3,584,400
ARRIS International PLCA	1,794,392	45,398,118
Casa Systems, Inc.A	216,700	4,136,803
Ciena Corp.A	683,501	14,544,901
Comtech Telecommunications Corp.	119,219	2,578,707
Digi International, Inc.A	150,688	1,559,621
EchoStar Corp., Class AA	113,627	6,938,065
NETGEAR, Inc.A	249,949	17,421,445
NetScout Systems, Inc.A	399,785	11,393,872
Plantronics, Inc.	440,995	26,014,295
Quantenna Communications, Inc.A	85,500	1,176,480

		134,746,707

Electronic Equipment, Instruments & Components - 5.44%
Anixter International, Inc.A	91,438	7,653,361
Avnet, Inc.	326,587	13,879,947
AVX Corp.	503,911	9,040,163
Belden, Inc.	183,188	15,528,847
Benchmark Electronics, Inc.A	147,648	4,274,410
Celestica, Inc.A	486,285	4,911,478
ePlus, Inc.A	4,500	347,400
Fabrinet	162,100	4,021,701
FARO Technologies, Inc.A	459,899	24,788,556
II-VI, Inc.A	1,167,380	49,788,757
Insight Enterprises, Inc.A	294,613	10,936,035
Itron, Inc.A	146,688	10,737,562
Jabil, Inc.	466,733	11,869,020
KEMET Corp.A	159,900	3,255,564
Methode Electronics, Inc.	344,390	14,068,331
MTS Systems Corp.	389,805	20,211,389
Park Electrochemical Corp.	57,205	1,046,852
PC Connection, Inc.	53,532	1,402,538
Plexus Corp.A	669,565	40,006,509
Sanmina Corp.A	388,496	10,159,170
ScanSource, Inc.A	290,660	9,940,572
SYNNEX Corp.	113,282	13,903,100

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

January 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 95.68% (continued)
Information Technology - 12.91% (continued)
Electronic Equipment, Instruments & Components - 5.44% (continued)
Tech Data Corp.A	348,593	$34,953,420
TTM Technologies, Inc.A	309,284	5,100,093
VeriFone Systems, Inc.A	173,735	3,071,635
Vishay Intertechnology, Inc.	3,219,585	70,669,891

		395,566,301

Internet Software & Services - 0.38%
Blucora, Inc.A	141,000	3,440,400
Cars.com, Inc.A B	35,078	1,041,466
LivePerson, Inc.A	327,266	3,910,829
NIC, Inc.	556,955	9,245,453
Shutterstock, Inc.A	17,200	761,272
Web.com Group, Inc.A	384,645	8,942,996

		27,342,416

IT Services - 1.77%
Acxiom Corp.A	659,480	17,852,124
CACI International, Inc., Class AA	53,462	7,514,084
Convergys Corp.	441,198	10,266,677
CSG Systems International, Inc.	426,947	19,285,196
CSRA, Inc.	464,392	15,454,966
Luxoft Holding, Inc.A	14,800	851,740
ManTech International Corp., Class A	149,257	7,771,812
Science Applications International Corp.	86,364	6,619,801
Sykes Enterprises, Inc.A	117,633	3,648,976
Syntel, Inc.A	293,600	6,620,680
Teradata Corp.A	430,433	17,432,537
Travelport Worldwide Ltd.	981,740	13,361,481
Unisys Corp.A B	207,146	1,843,599

		128,523,673

Semiconductors & Semiconductor Equipment - 2.80%
Advanced Energy Industries, Inc.A	231,100	16,438,143
Ambarella, Inc.A B	12,100	609,840
Amkor Technology, Inc.A	1,188,366	11,954,962
Brooks Automation, Inc.	1,711,530	47,751,687
ChipMOS TECHNOLOGIES, Inc., ADRB	115,144	2,088,712
Cirrus Logic, Inc.A	331,786	16,446,632
Cree, Inc.A	233,861	8,070,543
Diodes, Inc.A	1,524,599	42,978,446
Ichor Holdings Ltd.A	29,660	946,747
Kulicke & Soffa Industries, Inc.A	253,595	5,835,221
Mellanox Technologies Ltd.A	14,000	909,300
PDF Solutions, Inc.A	71,265	974,905
Photronics, Inc.A	2,851,959	23,956,456
Rudolph Technologies, Inc.A	13,300	348,460
Semtech Corp.A	151,873	5,437,054
SMART Global Holdings, Inc.A	23,200	841,464
Synaptics, Inc.A	33,886	1,468,619
Veeco Instruments, Inc.A	100,923	1,680,368
Xcerra Corp.A	1,334,340	13,316,713
Xperi Corp.	56,389	1,265,933

		203,320,205

Software - 0.50%
CommVault Systems, Inc.A	97,397	5,196,130
MicroStrategy, Inc., Class AA	72,066	9,925,650
Monotype Imaging Holdings, Inc.	28,700	687,365
Synchronoss Technologies, Inc.A	110,121	885,373

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

January 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 95.68% (continued)
Information Technology - 12.91% (continued)
Software - 0.50% (continued)
Verint Systems, Inc.A	456,630	$19,064,303
Zix Corp.A	160,015	676,863

		36,435,684

Technology Hardware, Storage & Peripherals - 0.17%
3D Systems Corp.A B	172,514	1,766,543
Cray, Inc.A	417,904	10,134,172
Super Micro Computer, Inc.A	34,200	780,615

		12,681,330

Total Information Technology		938,616,316

Materials - 5.74%
Chemicals - 2.13%
A Schulman, Inc.	174,026	6,787,014
American Vanguard Corp.	74,900	1,584,135
Cabot Corp.	408,695	27,644,130
Core Molding Technologies, Inc.	17,596	365,997
Flotek Industries, Inc.A	930,942	5,120,181
FutureFuel Corp.	49,630	665,042
GCP Applied Technologies, Inc.A	24,200	808,280
Hawkins, Inc.	19,200	677,760
HB Fuller Co.	118,173	6,127,270
Innophos Holdings, Inc.	18,989	878,621
Innospec, Inc.	84,078	6,036,800
Koppers Holdings, Inc.A	104,858	4,802,496
Kraton Corp.A	169,357	8,511,883
Kronos Worldwide, Inc.	227,680	6,249,816
LSB Industries, Inc.A B	72,797	618,047
Minerals Technologies, Inc.	89,888	6,755,083
PolyOne Corp.	721,880	31,372,905
Rayonier Advanced Materials, Inc.	81,700	1,545,764
Stepan Co.	257,606	20,201,463
Terra Nitrogen Co. LP	7,800	634,608
Trecora ResourcesA	29,700	395,010
Trinseo S.A.	208,603	17,199,317

		154,981,622

Containers & Packaging - 0.39%
Greif, Inc., Class A	85,383	5,047,843
Owens-Illinois, Inc.A	986,193	22,899,401

		27,947,244

Metals & Mining - 2.32%
Allegheny Technologies, Inc.A	1,589,900	42,863,704
Carpenter Technology Corp.	394,311	20,267,586
Cleveland-Cliffs, Inc.A	840,800	5,759,480
Coeur Mining, Inc.A	525,642	4,226,162
Commercial Metals Co.	534,707	12,854,356
Compass Minerals International, Inc.B	20,700	1,509,030
Ferroglobe PLC	2,562,970	37,060,546
Ferroglobe Representation & Warranty InsuranceC	2,123,070	—
Haynes International, Inc.	71,161	2,547,564
Hecla Mining Co.	1,744,718	6,699,717
Hudbay Minerals, Inc.	295,025	2,537,215
Materion Corp.	240,300	11,942,910
Pan American Silver Corp.	355,222	5,832,745
Real Industry, Inc.A	722,432	288,973
Schnitzer Steel Industries, Inc., Class A	161,800	5,533,560

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

January 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 95.68% (continued)
Materials - 5.74% (continued)
Metals & Mining - 2.32% (continued)
SunCoke Energy Partners LP	38,700	$785,610
Worthington Industries, Inc.	174,636	8,165,979

		168,875,137

Paper & Forest Products - 0.90%
Boise Cascade Co.	30,120	1,338,834
Clearwater Paper Corp.A	15,600	733,980
Domtar Corp.	393,172	20,193,314
Louisiana-Pacific Corp.A	1,008,885	29,873,085
Mercer International, Inc.	232,462	3,417,191
PH Glatfelter Co.	265,939	6,212,335
Schweitzer-Mauduit International, Inc.	87,085	3,943,209

		65,711,948

Total Materials		417,515,951

Real Estate - 3.72%
Equity Real Estate Investment Trusts (REITs) - 3.68%
Agree Realty Corp.	167,771	8,076,496
Altisource Residential Corp.	125,200	1,378,452
Ashford Hospitality Trust, Inc.	789,190	5,082,384
Brandywine Realty Trust	751,419	13,480,457
CoreCivic, Inc.	352,459	8,180,573
Education Realty Trust, Inc.	217,960	7,199,219
GEO Group, Inc.	1,078,706	24,324,820
Granite Real Estate Investment Trust	661,160	27,213,346
Hospitality Properties Trust	108,731	3,089,048
LaSalle Hotel Properties	348,678	10,648,626
Lexington Realty Trust	1,521,350	13,722,577
Mack-Cali Realty Corp.	374,361	7,513,425
Medical Properties Trust, Inc.	540,332	7,067,542
New York REIT, Inc.B	866,975	1,751,289
Outfront Media, Inc.	353,415	7,916,496
Pebblebrook Hotel Trust	442,551	17,259,489
Preferred Apartment Communities, Inc., Class A	523,930	8,733,913
QTS Realty Trust, Inc., Class A	252,606	12,579,779
Ramco-Gershenson Properties Trust	422,455	5,584,855
Retail Properties of America, Inc., Class A	456,563	5,501,584
RLJ Lodging Trust	284,472	6,576,993
Ryman Hospitality Properties, Inc.	125,994	9,644,841
Select Income REIT	447,912	10,015,312
Seritage Growth PropertiesB	716,559	29,522,231
Tanger Factory Outlet Centers, Inc.B	252,098	6,347,828
Washington Prime Group, Inc.	1,403,439	9,234,629

		267,646,204

Real Estate Management & Development - 0.04%
Forestar Group, Inc.A B	110,086	2,686,098
Tejon Ranch Co.A	26,132	569,939

		3,256,037

Total Real Estate		270,902,241

Telecommunication Services - 0.19%
Diversified Telecommunication Services - 0.07%
ATN International, Inc.	26,400	1,567,104

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

January 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 95.68% (continued)
Telecommunication Services - 0.19% (continued)
Diversified Telecommunication Services - 0.07% (continued)
Iridium Communications, Inc.A B	277,785	$3,527,869

		5,094,973

Wireless Telecommunication Services - 0.12%
Spok Holdings, Inc.	93,901	1,464,856
Telephone & Data Systems, Inc.	271,954	7,459,698

		8,924,554

Total Telecommunication Services		14,019,527

Utilities - 2.10%
Electric Utilities - 1.03%
ALLETE, Inc.	146,083	10,582,253
El Paso Electric Co.	11,900	621,180
Hawaiian Electric Industries, Inc.	338,599	11,549,612
IDACORP, Inc.	72,805	6,281,615
Otter Tail Corp.	7,500	319,500
PNM Resources, Inc.	36,368	1,385,621
Portland General Electric Co.	1,040,083	44,047,515

		74,787,296

Gas Utilities - 0.62%
Chesapeake Utilities Corp.	157,969	11,610,721
National Fuel Gas Co.	242,663	13,528,462
Northwest Natural Gas Co.	18,865	1,081,908
South Jersey Industries, Inc.	21,700	638,848
Southwest Gas Holdings, Inc.	239,415	17,616,156
Star Group LP	68,124	727,564
Suburban Propane Partners LP	13,700	348,665

		45,552,324

Independent Power & Renewable Electricity Producers - 0.17%
Dynegy, Inc.A	125,798	1,574,991
NRG Yield, Inc., Class C	467,360	8,833,104
NRG Yield, Inc., Class A	98,048	1,846,244

		12,254,339

Multi-Utilities - 0.28%
Avista Corp.	26,400	1,329,504
Black Hills Corp.	173,465	9,635,981
NorthWestern Corp.	165,322	8,983,597
Unitil Corp.	6,800	300,628

		20,249,710

Total Utilities		152,843,669

Total Common Stocks (Cost $5,509,304,007)		6,958,277,277

EXCHANGE-TRADED INSTRUMENTS - 0.05% (Cost $3,826,262)
Exchange-Traded Funds - 0.05%
iShares Russell 2000 Value ETF	30,006	3,819,464

SHORT-TERM INVESTMENTS - 3.08% (Cost $224,223,859)
Investment Companies - 3.08%
American Beacon U.S. Government Money Market Select Fund, Select Class, 1.25%D E	224,223,859	224,223,859

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

January 31, 2018 (Unaudited)

	Shares	Fair Value
SECURITIES LENDING COLLATERAL - 2.39% (Cost $173,324,990)
Investment Companies - 2.39%
American Beacon U.S. Government Money Market Select Fund, Select Class, 1.25%D E	173,324,990	173,324,990

TOTAL INVESTMENTS - 101.20% (Cost $5,910,679,118)		$7,359,645,590
LIABILITIES, NET OF OTHER ASSETS - (1.20%)		(87,436,968)

TOTAL NET ASSETS - 100.00%		$7,272,208,622

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan at January 31, 2018.
C	Fair valued pursuant to procedures approved by the Board of Trustees. At period end, the value of these securities amounted to $0 or 0.00% of net assets. Value was determined using significant unobservable inputs.
D	The Fund is affiliated by having the same investment advisor.
E	7-day yield.

ADR - American Depositary Receipt.

ETF - Exchange-Traded Fund.

LLC - Limited Liability Company.

LP - Limited Partnership.

MLP - Master Limited Partnership.

PLC - Public Limited Company.

Futures Contracts Open on January 31, 2018:

Long Futures

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Russell 2000 Mini Index Futures	2,643	March 2018	$203,478,630	$208,268,400	$4,789,770

			$203,478,630	$208,268,400	$4,789,770

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of January 31, 2018, the investments were classified as described below:

Small Cap Value Fund	Level 1	Level 2	Level 3		Total
Assets
Common Stocks	$6,958,277,277	$—	$—	(1)	$6,958,277,277
Exchange-Traded Instruments	3,819,464	—	—		3,819,464
Short-Term Investments	224,223,859	—	—		224,223,859
Securities Lending Collateral	173,324,990	—	—		173,324,990

Total Investments in Securities - Assets	$7,359,645,590	$—	$—		$7,359,645,590

Financial Derivative Instruments - Assets
Futures Contracts	$4,789,770	$—	$—		$4,789,770

Total Financial Derivative Instruments - Assets	$4,789,770	$—	$—		$4,789,770

(1)	Investments held in the Fund’s portfolio with $0 fair value.

U.S. GAAP requires all transfers between any levels to be disclosed. The end of period timing recognition has been adopted for the transfers between levels of the Fund’s assets and liabilities. During the period ended January 31, 2018, there were no transfers between levels.

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

January 31, 2018 (Unaudited)

The following table is a reconciliation of Level 3 assets within the Fund for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the ending value of any security or instrument where a change in the level has occurred from the beginning to the end of the period:

Security Type	Balance as of 10/31/2017	Net Purchases	Net Sales	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Balance as of 1/31/2018		Change in Unrealized Appreciation (Depreciation) at Period end**
Common Stocks	$—	$—	$—	$—	$—	$—	$—	$—	$—	(1)	$—

**	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end. This balance is included in the change in unrealized appreciation (depreciation) on the Statements of Operations.
(1)	Investment held in the Fund’s portfolio with $0 fair value.

The common stock, classified as Level 3, is beneficial interest units in a representation and warranty insurance trust. The shares have been fair valued at $0 due to limited market transparency.

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

January 31, 2018 (Unaudited)

Top Ten Holdings (% Net Assets)
Vishay Intertechnology, Inc.		1.0
Texas Capital Bancshares, Inc.		0.9
Associated Banc-Corp.		0.7
UMB Financial Corp.		0.7
II-VI, Inc.		0.7
MGIC Investment Corp.		0.7
United Natural Foods, Inc.		0.7
Brooks Automation, Inc.		0.7
Prosperity Bancshares, Inc.		0.6
American Axle & Manufacturing Holdings, Inc.		0.6
Total Fund Holdings	765

Sector Allocation (% Equities)
Financials		26.4
Industrials		19.4
Consumer Discretionary		15.8
Information Technology		13.5
Materials		6.0
Energy		5.8
Health Care		4.2
Real Estate		3.9
Consumer Staples		2.6
Utilities		2.2
Telecommunication Services		0.2
Exchange-Traded Instruments		0.0

See accompanying notes

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

January 31, 2018 (Unaudited)

Organization

American Beacon Funds (the “Trust”), is organized as a Massachusetts business trust. As of January 31, 2018, the Trust consists of thirty-three active series, six of which are presented in this filing: American Beacon Balanced Fund, American Beacon Garcia Hamilton Quality Bond Fund, American Beacon International Equity Fund, American Beacon Large Cap Value Fund, American Beacon Mid-Cap Value Fund, and American Beacon Small Cap Value Fund (collectively the “Funds” and each individually a “Fund”). The Funds, each a series within the Trust, are registered under the Investment Company Act of 1940 (the “Act”), as amended, as diversified, open-end management investment companies. The remaining twenty-seven active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a wholly-owned subsidiary of Resolute Investment Managers, Inc., which is indirectly owned by investment funds affiliated with Kelso & Company, L.P. and Estancia Capital Management, LLC, and was organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors.

Security Valuation and Fair Value Measurements

Investments are valued at the close of the New York Stock Exchange (the “Exchange”), normally at 4:00 p.m. Eastern Time, each day that the Exchange is open for business. Equity securities, including exchange-traded funds (“ETFs”) for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.

Debt securities normally are valued on the basis of prices provided by an independent pricing service and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Prices of debt securities may be determined using quotes obtained from brokers.

Investments in open-end mutual funds are valued at the closing net asset value (“NAV”) per share of the mutual fund on the day of valuation.

Securities for which the market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at fair value following procedures approved by the Board of Trustees (the “Board”).

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted under the circumstances described below. If the Manager determines that developments between the close of a foreign market and the close of the Exchange will, in its judgment, materially affect the value of some or all of its portfolio securities, the Manager will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund’s pricing time of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. These securities are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service, using methods approved by the Board, considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depository Receipts (ADRs) and futures contracts. The Valuation Committee, established by the Board, may also fair value securities in other situations, such as when a particular foreign market is closed but a Fund is open. The Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets, and adjusted prices.

Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Funds are required to deposit with their futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Funds. Gains or losses are recognized, but not considered realized until the contracts expire or are closed.

Forward foreign currency contracts are valued using the prevailing forward exchange rate and are categorized as Level 2 in the fair value hierarchy. Forward foreign currency contracts involve, to varying degrees, risk of loss in excess of the unrealized appreciation (depreciation).

Other investments, including restricted securities and those financial instruments for which the above

American Beacon FundSM

Supplementary Notes to Schedules of Investments

January 31, 2018 (Unaudited)

valuation procedures are inappropriate or are deemed not to reflect fair value, are stated at fair value, as determined in good faith by the Manager’s Valuation Committee, pursuant to procedures established by the Board.

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 -	Quoted prices in active markets for identical securities.

Level 2 -	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3 -	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs, preferred securities and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed-income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows, and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

American Beacon FundSM

Supplementary Notes to Schedules of Investments

January 31, 2018 (Unaudited)

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

Over-the-counter (“OTC”) financial derivative instruments, such as forward foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the fair value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends, and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction and may be categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the Exchange close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the fair values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the Manager. For instances in which daily market quotes are not readily available, investments may be valued pursuant to guidelines established by the Board. In the event that the security or asset cannot be valued, pursuant to one of the valuation methods established by the Board, the fair value of the security or asset will be determined in good faith by the Valuation Committee, generally based upon recommendations provided by the Manager.

When a Fund uses fair valuation methods applied by the Manager that use significant unobservable inputs to determine its NAV, the securities priced using this methodology are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

American Beacon FundSM

Supplementary Notes to Schedules of Investments

January 31, 2018 (Unaudited)

Securities and Other Investments

Agency Mortgage-Backed Securities

Certain mortgage-backed securities (“MBS”) may be issued or guaranteed by the U.S. government or a government sponsored entity, such as the Federal National Mortgage Association (“Fannie Mae”) or the Federal Home Loan Mortgage Corporation (“Freddie Mac”). Although these instruments may be guaranteed by the U.S. government or a government sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment.

American Depositary Receipts (“ADRs”) and Non-Voting Depositary Receipts (“NVDRs”)

ADRs are depositary receipts for foreign issuers in registered form traded in U.S. securities markets. NVDRs represent financial interests in an issuer but the holder is not entitled to any voting rights. Depositary receipts may not be denominated in the same currency as the securities into which they may be converted. Investing in depositary receipts entails substantially the same risks as direct investment in foreign securities. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers, and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in the Fund’s possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies. In addition, the Funds may invest in unsponsored depositary receipts, the issuers of which are not obligated to disclose material information about the underlying securities to investors in the United States. Ownership of unsponsored depositary receipts may not entitle the Funds to the same benefits and rights as ownership of a sponsored depositary receipt or the underlying security.

Asset-Backed Securities (“ABS”)

ABS may include mortgage-backed securities (“MBS”), loans, receivables or other assets. The value of the Funds’ ABS may be affected by, among other things, actual or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the market’s assessment of the quality of underlying assets or actual or perceived changes in the credit worthiness of the individual borrowers, the originator, the servicing agent or the financial institution providing the credit support.

Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities.

Rising or high interest rates tend to extend the duration of ABS, making them more volatile and more sensitive to changes in interest rates. The underlying assets are sometimes subject to prepayments which can shorten the security’s weighted average life and may lower its return. Defaults on loans underlying ABS have become an increasing risk for ABS that are secured by home equity loans related to sub-prime, Alt-A or non conforming mortgage loans, especially in a declining residential real estate market.

ABS (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. ABS are often backed by a pool of assets representing the obligations of a number of different parties. To

American Beacon FundSM

Supplementary Notes to Schedules of Investments

January 31, 2018 (Unaudited)

lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Funds will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets.

Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of ABS may be affected by legislative or regulatory developments. It is possible that such developments may require the Funds to dispose of any then existing holdings of such securities.

Common Stock

Common stock generally takes the form of shares in a corporation which represent an ownership interest. It ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company, such as changes in interest rates, currency exchange rates or industry regulation. Companies that elect to pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock may be exchange-traded or over-the-counter (“OTC”). OTC stock may be less liquid than exchange-traded stock.

Fixed-Income Investments

The Funds may hold debt, including government and corporate debt, and other fixed-income securities. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline as prevailing interest rates rise, which may cause the Funds’ net asset value to likewise decrease, and vice versa. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security. For example, while securities with longer maturities tend to produce higher yields, they also tend to be more sensitive to changes in prevailing interest rates and are, therefore, more volatile than shorter-term securities and are subject to greater market fluctuations as a result of changes in interest rates. Fixed-income securities are also subject to credit risk, which is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default. In addition, there is prepayment risk, which is the risk that during periods of falling interest rates, certain fixed-income securities with higher interest rates, such as mortgage- and asset-backed securities, may be prepaid by their issuers thereby reducing the amount of interest payments. This may result in a Fund having to reinvest its proceeds in lower yielding securities. Securities underlying mortgage- and asset-backed securities, which may include subprime mortgages, also may be subject to a higher degree of credit risk, valuation risk, and liquidity risk.

American Beacon FundSM

Supplementary Notes to Schedules of Investments

January 31, 2018 (Unaudited)

Foreign Debt Securities

The Funds may invest in foreign fixed and floating rate income securities (including emerging market securities) all or a portion of which may be non-U.S. dollar denominated and which include: (a) debt obligations issued or guaranteed by foreign national, provincial, state, municipal or other governments with taxing authority or by their agencies or instrumentalities, including Brady Bonds; (b) debt obligations of supranational entities; (c) debt obligations of the U.S. Government issued in non-dollar securities; (d) debt obligations and other fixed income securities of foreign corporate issuers (both dollar and non-dollar denominated); and (e) U.S. corporate issuers (both Eurodollar and non-dollar denominated). There is no minimum rating criteria for the Funds’ investments in such securities. Investing in the securities of foreign issuers involves special considerations that are not typically associated with investing in the securities of U.S. issuers. In addition, emerging markets are markets that have risks that are different and higher than those in more developed markets.

Foreign Securities

The Funds may invest in U.S. dollar-denominated and non-U.S. dollar denominated equity and debt securities of foreign issuers and foreign branches of U.S. banks, including negotiable certificates of deposit bankers’ acceptances, and commercial paper. Foreign issuers are issuers organized and doing business principally outside the United States and include corporations, banks, non-U.S. governments, and quasi-governmental organizations. While investments in foreign securities may be intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political or social instability, nationalization, expropriation, or confiscatory taxation); the potentially adverse effects of unavailability of public information regarding issuers, different governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States; different laws and customs governing securities tracking; and possibly limited access to the courts to enforce the Funds’ rights as an investor.

Illiquid and Restricted Securities

The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933 (the “Securities Act”). Illiquid securities have included securities that have not been registered under the Securities Act, securities that are otherwise not readily marketable, and repurchase agreements having a remaining maturity of longer than seven calendar days. Disposal of both illiquid and restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities, if any, outstanding during the period ended January 31, 2018, are disclosed in the Funds’ Notes to the Schedules of Investments.

Regulation S under the Securities Act permits the sale abroad of securities that are not registered for sale in the United States and includes a provision for U.S. investors, such as the Funds, to purchase such unregistered securities if certain conditions are met.

Mortgage-Backed Securities (“MBS”)

MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice however, unscheduled or early payments of principal and interest on

American Beacon FundSM

Supplementary Notes to Schedule of Investments

January 31, 2018 (Unaudited)

the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of the Funds’ portfolio at the time resulting in reinvestment risk.

Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.

MBS may have less potential for capital appreciation than comparable fixed-income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.

Mortgage-Related and Other Asset-Backed Securities

The Funds may invest in mortgage or other ABS. These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-agency mortgages”). Specific types of instruments may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of the Funds’ MBS may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, a Fund has exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to subprime, Alt-A and non-conforming mortgage loans has become increasingly susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.

Municipal Securities

Municipal securities may include general obligation bonds, municipal lease obligations, resource recovery obligations, revenue obligations, anticipation notes, private activity bonds and municipal warrants. The Funds may invest in municipal securities that pay taxable or tax exempt interest. Municipal securities are subject to credit risk where a municipal issuer of a security might not make interest or principal payments on a security as they become due. Municipal securities are also subject to interest rate risk. A downgrade in the issuer’s or security’s credit rating can reduce the market value of the security. A number of municipalities may face severe financial hardship making the possibility of their defaulting on obligations, and/or declaring bankruptcy where allowable, a risk to the value of municipal securities held by the Funds.

Other Investment Company Securities and Other Exchange-Traded Products

The Funds may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies, ETFs, unit investment trusts, and other investment companies of the Trust . The Funds may invest in investment company securities advised by the Manager or a sub-advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Funds become a shareholder of that investment company. As a result, the Funds’ shareholders indirectly will bear the Funds’ proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Funds’ shareholders directly

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bear in connection with the Funds’ own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Funds in their Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

Preferred Stock

A preferred stock blends the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and its participation in the issuer’s growth may be limited. Preferred stock generally has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer be dissolved. Although the dividend is set at a fixed or variable rate, in some circumstances it can be changed or omitted by the issuer. Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as credit risk, interest rate risk, potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

Privately Issued Mortgage-Backed Securities

MBS held by a Fund may be issued by private issuers including commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles (“SPV”)) and other entities that acquire and package mortgage loans for resale as MBS. These privately issued non-agency MBS may offer higher yields than those issued by government agencies, but also may be subject to greater price changes than governmental issues. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans refer to loans extended to borrowers who have incomplete documentation of income, assets, or other variables that are important to the credit underwriting processes. Non-conforming mortgages are loans that do not meet the standards that allow purchase by government-sponsored enterprises. MBS with exposure to subprime loans, Alt-A loans or non-conforming loans have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime, Alt-A and non-conforming loans, but a level of risk exists for all loans.

Unlike agency MBS issued or guaranteed by the U.S. government or a government-sponsored entity (e.g., Fannie Mae and Freddie Mac), MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or “tranches,” with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of “reserve funds” (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and “overcollateralization” (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment on the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and

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manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans.

Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in the Funds’ portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.

Publicly Traded Partnerships; Master Limited Partnerships

The Funds may invest in publicly traded partnerships such as master limited partnerships (“MLPs”). MLPs issue units that are registered with the SEC and are freely tradable on a securities exchange or in the over-the-counter (“OTC”) market. An MLP may have one or more general partners, who conduct the business, and one or more limited partners, who contribute capital. An MLP also may be an entity similar to a limited partnership, such as a limited liability company, which has a manager or managing member and non-managing members (who are like limited partners). The general partner or partners are jointly and severally responsible for the liabilities of the MLP. A Fund invests as a limited partner and normally would not be liable for the debts of an MLP beyond the amount the Fund has invested therein but it would not be shielded to the same extent that a shareholder of a corporation would be. In certain instances, creditors of an MLP would have the right to seek a return of capital that had been distributed to a limited partner. The right of an MLP’s creditors would continue even after a Fund had sold its investment in the partnership. MLPs typically invest in real estate and oil and gas equipment leasing assets, but they also finance entertainment, research and development, and other projects.

Real Estate Investment Trusts

The Funds may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. The Funds re-characterize distributions received from REIT investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the re-characterization will be estimated based on available information, which may include the previous year allocation. If new or additional information becomes available from the REITs at a later date, a re-characterization will be made the following year.

Rights and Warrants

Rights are short-term warrants issued in conjunction with new stock or bond issues. Warrants are options to purchase an issuer’s securities at a stated price during a stated term. If the market price of the underlying common stock does not exceed the warrant’s exercise price during the life of the warrant, the warrant will expire worthless. Warrants usually have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the value of a warrant may be greater than the percentage increase or decrease in the value of the underlying common stock. Warrants may be purchased with values that vary depending on the change in value of one or more specified indices (“index warrants”). Index warrants are generally issued by banks or other financial institutions and give the holder the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer based on the value of the underlying index at the time of the exercise. The market for warrants or rights may be very limited and it may be difficult to sell them promptly at an acceptable price. There is no specific limit on the percentage of assets the Funds may invest in rights and warrants.

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Supplementary Notes to Schedules of Investments

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U.S. Government Agency Securities

U.S. Government agency securities are issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Some obligations issued by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the U.S. Treasury; others by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others only by the credit of the agency or instrumentality. U.S. Government securities bear fixed, floating or variable rates of interest. While the U.S. Government currently provides financial support to certain U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law. U.S. Government securities include U.S. Treasury bills, notes and bonds, Federal Home Loan Bank (“FHLB”) obligations, Federal Farm Credit Bank (“FFCB”) obligations, U.S. Government agency obligations and repurchase agreements secured thereby. U.S. Government agency securities are subject to credit risk and interest rate risk.

U.S. Treasury Obligations

U.S. Treasury obligations include bills (initial maturities of one year or less), notes (initial maturities between two and ten years), and bonds (initial maturities over ten years) issued by the U.S. Treasury, Separately Traded Registered Interest and Principal component parts of such obligations (known as “STRIPS”) and inflation-indexed securities. The prices of these securities (like all debt securities) change between issuance and maturity in response to fluctuating market interest rates. U.S. Treasury obligations are subject to credit risk and interest rate risk.

Variable or Floating Rate Obligations

The interest rates payable on certain fixed-income securities in which the Funds may invest are not fixed and may fluctuate based upon changes in market rates. A variable rate obligation has an interest rate which is adjusted at predesignated periods in response to changes in the market rate of interest on which the interest rate is based. Variable and floating rate obligations are less effective than fixed rate instruments at locking in a particular yield. Nevertheless, such obligations may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation, or for other reasons.

The Funds may invest in floating rate debt instruments (“floaters”) and engage in credit spread trades. The interest rate on a floater is a variable rate which is tied to another interest rate, such as a money-market index or U.S. Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. While, because of the interest rate reset feature, floaters provide the Funds with a certain degree of protection against rises in interest rates, the Funds will participate in any declines in interest rates as well. A credit spread trade is an investment position relating to a difference in the prices or interest rates of two securities or currencies, where the value of the investment position is determined by movements in the difference between the prices or interest rates, as the case may be, of the respective securities or currencies.

Financial Derivative Instruments

The Funds may utilize derivative instruments to gain market exposure on cash balances or reduce market exposure in anticipation of liquidity needs. When considering the Funds’ use of derivatives, it is important to note that the Funds do not use derivatives for the purpose of creating financial leverage.

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Supplementary Notes to Schedules of Investments

January 31, 2018 (Unaudited)

Forward Foreign Currency Contracts

The International Equity Fund may enter into forward foreign currency contracts to hedge the exchange rate risk on investment transactions or to hedge the value of the Fund’s securities denominated in foreign currencies. Forward foreign currency contracts are valued at the forward exchange rate prevailing on the day of valuation. The Fund may also use currency contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The Fund bears the market risk that arises from changes in foreign exchange rates, and accordingly, the unrealized gain (loss) on these contracts is reflected in the accompanying financial statements. The Fund also bears the credit risk if the counterparty fails to perform under the contract.

During the period ended January 31, 2018, the International Equity Fund entered into forward foreign currency contracts primarily for hedging foreign currency fluctuations.

Futures Contracts

Futures contracts are contracts to buy or sell a standard quantity of securities at a specified price on a future date. The Funds may enter into financial futures contracts as a method for keeping assets readily convertible to cash if needed to meet shareholder redemptions or for other needs while maintaining exposure to the stock or bond market, as applicable. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities or that the counterparty will fail to perform its obligations.

Upon entering into a futures contract, the Funds are required to set aside or deposit with a broker an amount, termed the initial margin, which typically represents a portion of the face value of the futures contract. The Funds usually reflects this amount on the Schedules of Investments as a U.S. Treasury Bill held as collateral for futures contracts or as cash deposited with broker. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement values are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. Futures contracts are valued at the most recent settlement price established each day by the exchange on which they are traded.

During the period ended January 31, 2018, the Funds, except for the Garcia Hamilton Quality Bond Fund, entered into futures contracts primarily for exposing cash to markets.

Master Agreements

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery or sale-buyback financing transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

Principal Risks

Investing in the Funds may involve certain risks including, but not limited to, those described below.

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Supplementary Notes to Schedules of Investments

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Asset-Backed and Mortgage Related Securities Risk

Investments in asset-backed and mortgage related securities, are subject to market risks for fixed-income securities which include, but are not limited to, credit risk, extension risk, interest rate risk and prepayment risk. A decline in the credit quality of the issuers of asset-backed and mortgage related securities or instability in the markets for such securities may affect the value and liquidity of such securities, which could result in losses to the Funds.

Counterparty Risk

The Funds are subject to the risk that a party or participant to a transaction, such as a broker or derivative counterparty, will be unwilling or unable to satisfy its obligation to make timely principal, interest or settlement payments or to otherwise honor its obligations to the Funds.

Credit Risk

The Funds are subject to the risk that the issuer or guarantor of a debt security, or the counterparty to a derivatives contract or a loan, will fail to make timely payment of interest or principal or otherwise honor its obligations or default completely.

Currency Risk

The Funds may have exposure to foreign currencies by making direct investments in non-U.S. currencies or in securities denominated in non-U.S. currencies, purchasing or selling forward foreign currency exchange contracts in non-U.S. currencies, including both non-deliverable forwards (“NDFs”) and deliverable forwards, non-U.S. currency futures contracts, options (including non-deliverable options (“NDOs”) on non-U.S. currencies and non-U.S. currency futures) and swaps for cross-currency investments. Foreign currencies may decline in value relative to the U.S. dollar and other currencies and thereby affect the Fund’s investments in foreign (non-U.S.) currencies.

Derivatives Risk

Derivatives may involve significant risk. The use of derivative instruments may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities or other instruments underlying those derivatives, including the high degree of leverage often embedded in such instruments, and potential material and prolonged deviations between the theoretical value and realizable value of a derivative. Some derivatives have the potential for unlimited loss, regardless of the size of the Funds’ initial investment. Derivatives may be illiquid and may be more volatile than other types of investments. The Funds may buy or sell derivatives not traded on an exchange and which may be subject to heightened liquidity and valuation risk. Derivative investments can increase portfolio turnover and transaction costs. Derivatives also are subject to counterparty risk. As a result, the Funds may obtain no recovery of their investment or may only obtain a limited recovery, and any recovery may be delayed. Not all derivative transactions require a counterparty to post collateral, which may expose the Funds to greater losses in the event of a default by counterparty.

Equity Investment Risk

Equity securities are subject to market risk. The Funds’ investments in equity securities may include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, REITs, depositary receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. Such investments may expose the Funds to additional risk. The value of a company’s common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to

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Supplementary Notes to Schedules of Investments

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preferred stock upon the liquidation or bankruptcy of the issuing company. Preferred stocks and convertible securities are sensitive to movements in interest rates. Preferred stocks may be less liquid than common stocks and, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred stocks generally are payable at the discretion of an issuer and after required payments to bond holders. Convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value. Investments in REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property values. Depositary receipts and U.S. dollar-denominated foreign stocks traded on U.S. exchanges are subject to certain of the risks associated with investing directly in foreign securities, including, but not limited to, currency fluctuations and political and financial instability in the home country of a particular depositary receipt or foreign stock.

Floating Rate Securities Risk

The interest rates payable on floating rate securities are not fixed and may fluctuate based upon changes in market rates. The interest rate on a floating rate security is a variable rate which is tied to another interest rate, such as a money-market index or Treasury bill rate. Floating rate securities are subject to interest rate risk and credit risk. As short-term interest rates decline, interest payable on floating rate securities typically decreases. Alternatively, during periods of rising interest rates, interest payable on floating rate securities typically increases. Changes in interest rates on floating rate securities may lag behind changes in market rates or may have limits on the maximum increases in interest rates. The value of floating rate securities may decline if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline.

Foreign Investing Risk

The Funds may invest in securities issued by foreign companies through ADRs and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. The Funds may also invest in local currency investments. ADRs are subject to many of the risks inherent in currency fluctuations and political and financial instability in the home country of a particular ADR or foreign stock. Non-U.S. investments carry potential risks not associated with U.S. investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility, (4) lack of uniform accounting, auditing and financial reporting standards, (5) increased price volatility, (6) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, and (7) delays in transaction settlement in some foreign markets.

Forward Foreign Currency Contracts Risk

Forward foreign currency contracts, including non-deliverable forwards, are derivative instruments pursuant to a contract with a counterparty to pay a fixed price for an agreed amount of securities or other underlying assets at an agreed date or to buy or sell a specific currency at a future date at a price set at the time of the contract. The use of forward foreign currency contracts may expose the Funds to additional risks that it would not be subject to if it invested directly in the securities or currencies underlying the forward foreign currency contract.

Futures Contracts Risk

Futures contracts are derivative instruments where one party pays a fixed price for an agreed amount of securities or other underlying assets at an agreed date. The use of such derivative instruments may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. Futures contracts may experience potentially dramatic price changes (losses) and imperfect correlation between the price of the contract and the underlying security or index, which will increase the volatility of the Funds and may involve a small investment of cash (the amount of initial and variation margin) relative to the magnitude of the risk assumed (the potential increase or decrease in the price of the futures contract).

Illiquid and Restricted Securities Risk

Securities not registered in the U.S. under the Securities Act of 1933, as amended (the “Securities Act”), including Rule 144A securities, are restricted as to their resale. Such securities may not be listed on an exchange and may have no active trading market. They may be more difficult to purchase or sell at an advantageous time or price because such securities may not be readily marketable in broad public markets. The Funds may not be able to sell a restricted security when the sub-advisor considers it desirable to do so and/or may have to sell the security at a lower price than the Funds believe is its fair market value. In addition, transaction costs may be higher for restricted

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securities and the Funds may receive only limited information regarding the issuer of a restricted security. The Funds may have to bear the expense of registering restricted securities for resale and the risk of substantial delays in effecting the registration.

Interest Rate Risk

The Funds are subject to the risk that the market value of fixed-income securities or derivatives it holds, particularly mortgage backed and other asset backed securities, will decline due to rising interest rates. Generally, the value of investments with interest rate risk, such as fixed-income securities, will move in the opposite direction to movements in interest rates. The Federal Reserve raised the federal funds rate in December 2016, March 2017, June 2017, and December 2017 and has signaled additional increases in 2018. Interest rates may rise, perhaps significantly and/or rapidly, potentially resulting in substantial losses to the Funds. The prices of fixed-income securities or derivatives are also affected by their duration. Fixed-income securities or derivatives with longer duration generally have greater sensitivity to changes in interest rates. An increase in interest rates can impact markets broadly as well.

Liquidity Risk

The Funds are susceptible to the risk that certain fixed-income investments, may have limited marketability or be subject to restrictions on sale, and may be difficult or impossible to purchase or sell at favorable times or prices. The Funds could lose money if they are unable to dispose of an investment at a time that is most beneficial to the Funds. The Funds may be required to dispose of investments at unfavorable times or prices to satisfy obligations, which may result in losses or may be costly to the Funds. For example, the Funds may be forced to sell certain investments at unfavorable prices to meet redemption requests or other cash needs. Judgment plays a greater role in pricing illiquid investments than in investments with more active markets.

Market Risk

Since the financial crisis that started in 2008, the U.S. and many foreign economies continue to experience its after-effects, which have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations.

In addition, political events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. Because the impact on the markets has been widespread, it may be difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. Interest rates have been unusually low in recent years in the U.S. and abroad. Because there is little precedent for this situation, it is difficult to predict the impact of a rate increase on various markets. In addition, there is a risk that the prices of goods and services in the U.S. and many foreign economies may decline over time, known as deflation (the opposite of inflation). Deflation may have an adverse effect on stock prices and creditworthiness and may make defaults on debt more likely.

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Supplementary Notes to Schedules of Investments

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Market Timing Risk

Because the Fund invests in foreign securities, it is particularly subject to the risk of market timing activities. Frequent trading by Fund shareholders poses risks to other shareholders in the Fund, including (i) the dilution of the Fund’s NAV, (ii) an increase in the Fund’s expenses, and (iii) interference with the portfolio manager’s ability to execute efficient investment strategies. Because of specific securities in which the Fund may invest, it could be subject to the risk of market timing activities by shareholders.

Mortgage-Backed and Mortgage Related Securities Risk

Certain mortgage-backed and mortgage related securities may include securities backed by pools of loans made to “subprime” borrowers or borrowers with blemished credit histories; the risk of defaults is generally higher in the case of mortgage pools that include such subprime mortgages. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed by the applicable entity only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. Additionally, circumstances could arise that would prevent the payment of interest or principal. This could result in losses to the Funds. Securities held by the Funds that are issued by government-sponsored enterprises, such as the Fannie Mae, Freddie Mac, and FHLB are not guaranteed by the U.S. Treasury, are not backed by the full faith and credit of the U.S. Government and no assurance can be given that the U.S. Government will provide financial support. U.S. Government securities and securities of government sponsored enterprises are also subject to credit risk, interest rate risk and market risk. The Funds’ investment in CMOs may offer a higher yield than U.S. government securities, but they may also be subject to greater price fluctuation and credit risk. The cash flows and yields on interest only (“IO”) and principal only (“PO”) are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. A slow rate of principal payments may adversely affect the yield to maturity of POs. Inverse IOs and POs, which are fixed-income securities with a floating or variable rate of interest, may exhibit substantially greater price volatility than fixed rate obligations having similar credit quality, redemption provisions and maturity.

Multiple Sub-Advisor Risk

The Manager may allocate the Funds’ assets among multiple sub-advisors, each of which is responsible for investing its allocated portion of the Funds’ assets. To a significant extent, the Funds’ performance will depend on the success of the Manager in allocating the Funds’ assets to sub-advisors and its selection and oversight of the sub-advisors.

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Supplementary Notes to Schedules of Investments

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Other Investment Companies Risk

The Funds may invest in shares of other registered investment companies, including ETFs and money market funds. To the extent that the Funds invest in shares of other registered investment companies, the Funds will indirectly bear the fees and expenses charged by the underlying funds in addition to the Funds’ direct fees and expenses and will be subject to the risks associated with investments in those funds.

Prepayment and Extension Risk

Prepayment risk is the risk that the principal amount of a bond may be repaid prior to the bond’s maturity date. Due to a decline in interest rates or excess cash flow, a debt security may be called or otherwise prepaid before maturity. If this occurs, no additional interest will be paid on the investment and the Funds may have to invest at a lower rate, may not benefit from an increase in value that may result from declining interest rates, and may lose any premium it paid to acquire the security. Variable and floating rate securities may be less sensitive to prepayment risk. Extension risk is the risk that a decrease in prepayments may, as a result of higher interest rates or other factors, result in the extension of a security’s effective maturity, heighten interest rate risk and increase the potential for a decline in price.

Redemption Risk

Due to a rise in interest rates or other market developments that may cause investors to move out of fixed income securities on a large scale, the Funds may experience periods of heavy redemptions that could cause the Funds to sell assets at inopportune times or at a loss or depressed value. Redemption risk is heightened during periods of declining or illiquid markets. Heavy redemptions could hurt the Funds’ performance.

Securities Lending Risk

To the extent the Funds lends its securities, it may be subject to the following risks; i) borrowers of the Funds’ securities typically provide collateral in the form of cash that is reinvested in securities, ii) the securities in which the collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers, iii) delays may occur in the recovery of securities from borrowers, which could interfere with the Funds’ ability to vote proxies or to settle transactions, and iv) there is the risk of possible loss of rights in the collateral should the borrower fail financially.

U.S. Government Securities and Government-Sponsored Enterprises Risk

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed by the applicable entity only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. Securities held by the Fund that are issued by government-sponsored enterprises, such as the Fannie Mae, Freddie Mac, FHLB, FFCB, and the Tennessee Valley Authority are not guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government and no assurance can be given that the U.S. Government will provide financial support if these organizations do not have the funds to meet future payment obligations. U.S. Government securities and securities of government sponsored entities are also subject to credit risk, interest rate risk and market risk.

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Supplementary Notes to Schedules of Investments

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Valuation Risk

The Funds may value certain assets at a price different from the price at which they can be sold. This risk may be especially pronounced for investments, such as certain derivatives, which may be illiquid or which may become illiquid.

Variable and Floating Rate Securities Risk

The interest rates payable on variable and floating-rate securities are not fixed and may fluctuate based upon changes in market rates. The interest rate on a floating rate security is a variable rate which is tied to another interest rate, such as a money-market index or Treasury bill rate. Variable and floating rate securities are subject to interest rate risk and credit risk.

Securities Lending

The Funds may lend their securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Funds’ Schedules of Investments.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Funds, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Funds continue to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Funds would be subject to on the dividend.

Securities lending transactions pose certain risks to the Funds, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the cash collateral

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

January 31, 2018 (Unaudited)

available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of January 31, 2018, the value of outstanding securities on loan and the value of collateral were as follows:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Balanced	$8,785,369	$9,148,992	$—	$9,148,992
International Equity	7,523,538	7,807,671	—	7,807,671
Large Cap Value	123,511,689	128,279,600	—	128,279,600
Mid-Cap Value	21,977,834	22,617,115	—	22,617,115
Small Cap Value	168,956,005	173,324,990	—	173,324,990

Cash collateral is listed on the Funds’ Schedules of Investments.

Non-cash collateral received by the Funds may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Funds’ Schedules of Investments.

Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecorded tax liabilities. Each of the tax years in the four year period ended October 31, 2017 remains subject to examination by the Internal Revenue Service (“IRS”) except for the Garcia Hamilton Quality Bond Fund which has two years ended October 31, 2017 subject to examination by the IRS.

Cost of Investments for Federal Income Tax Purposes

As of January 31, 2018, the Funds’ cost of investments for federal income tax purposes were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Balanced	$295,152,064	$74,910,436	$(4,638,539)	$70,271,897
Garcia Hamilton Quality Bond	142,724,848	1,046,488	(255,684)	790,804
International Equity	2,694,720,673	670,821,575	(56,154,619)	614,666,956
Large Cap Value	5,512,390,051	2,311,252,313	(114,037,497)	2,197,214,816
Mid-Cap Value	738,014,674	165,417,687	(17,378,556)	148,039,122
Small Cap Value	5,910,679,118	1,621,291,672	(172,325,200)	1,448,966,472

Under the Regulated Investment Company Modernization Act of 2010 (“RIC MOD”), net capital losses recognized by the Funds in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

January 31, 2018 (Unaudited)

As of October 31, 2017, the Funds had the following capital loss carryforwards:

Fund	Short-Term Capital Loss Carryforwards	Long-Term Capital Loss Carryforwards
Garcia Hamilton Quality Bond	$1,844,567	$313,851

Borrowing Arrangements

Effective November 16, 2017, the Funds, along with certain other funds managed by the Manager (“Participating Funds”), entered into a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $50 million with interest at a rate equal to the higher of (a) one-month London Inter-Bank Offered Rate (“LIBOR”) plus 1.25% per annum or (b) the Federal Funds rate plus 1.25% per annum on amounts borrowed. Each of the Participating Funds will pay a commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 15, 2018 unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

Effective November 16, 2017, the Funds, along with certain other Participating Funds managed by the Manager, entered into an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $50 million with interest at a rate equal to the higher of (a) one-month LIBOR plus 1.25% per annum or (b) the Federal Funds rate. The Uncommitted Line expires November 15, 2018 unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive office and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”) as of date within 90 days of the filing date of this report and have concluded based on such evaluation, that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There was no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270:30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BEACON FUNDS

By:	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Date: April 2, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Date: April 2, 2018

By:	/s/ Melinda G. Heika
Melinda G. Heika
Treasurer

Date: April 2, 2018